UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 through June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-I-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Core Bond Series - Class I ticker: EXCIX

This semi-annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-S-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Core Bond Series - Class S ticker: EXCRX

This semi-annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.67%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-W-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Core Bond Series - Class W ticker: MCBWX

This semi-annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-Z-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Core Bond Series - Class Z ticker: MCBZX

This semi-annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-I-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Unconstrained Bond Series - Class I ticker: MNCPX

This semi-annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-S-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Unconstrained Bond Series - Class S ticker: EXCPX

This semi-annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.75%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-W-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Unconstrained Bond Series - Class W ticker: MUBWX

This semi-annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-I-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report High Yield Bond Series - Class I ticker: MNHAX

This semi-annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-S-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report High Yield Bond Series - Class S ticker: MNHYX

This semi-annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.86%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-W-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report High Yield Bond Series - Class W ticker: MHYWX

This semi-annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-Z-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report High Yield Bond Series - Class Z ticker: MHYZX

This semi-annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$23	0.46%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-A-6/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Diversified Tax Exempt Series - Class A ticker: EXDVX

This semi-annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%

Expenses are equal to Class A shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$173,424,859
Number of Holdings	119
Portfolio Turnover (for the period ended 06/30/26)	16%

Top Ten States (% of total investments)

(as of June 30, 2026)

New York, 10.8%
Wisconsin, 7.2%
Washington, 6.8%
Alabama, 6.4%
Texas, 6.2%
Illinois, 5.3%
District of Columbia, 4.5%
Florida, 3.9%
Tennessee, 3.8%
Pennsylvania, 3.2%

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Revenue Bonds	41.2
Municipal Bonds	1.2
General Obligation Bonds	48.8
Exchange-Traded Funds	2.7
U.S. Treasury Notes	4.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-W-6/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Diversified Tax Exempt Series - Class W ticker: MNDWX

This semi-annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.15%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$173,424,859
Number of Holdings	119
Portfolio Turnover (for the period ended 06/30/26)	16%

Top Ten States (% of total investments)

(as of June 30, 2026)

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Revenue Bonds	41.2
Municipal Bonds	1.2
General Obligation Bonds	48.8
Exchange-Traded Funds	2.7
U.S. Treasury Notes	4.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-I-6/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Semi-annual shareholder report Callodine Equity Income Series - Class I ticker: CEIIX

This semi-annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

Cash, short-term investment, and other assets, less liabilities, 1.2%
Communication Services, 4.9%
Consumer Discretionary, 11.1%
Consumer Staples, 15.5%
Energy, 13.5%
Financials, 18.1%
Health Care, 13.2%
Industrials, 4.1%
Real Estate, 17.5%
Materials, 0.9%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-S-6/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Semi-annual shareholder report Callodine Equity Income Series - Class S ticker: CEISX

This semi-annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.20%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-Z-6/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Semi-annual shareholder report Callodine Equity Income Series - Class Z ticker: CEIZX

This semi-annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-I-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Credit Series - Class I ticker: MCDIX

This semi-annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-S-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Credit Series - Class S ticker: MCDSX

This semi-annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$34	0.69%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-W-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Credit Series - Class W ticker: MCDWX

This semi-annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Systematic High Yield Bond Series Tailored Shareholder Report MNSHYB-I-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Systematic High Yield Bond Series - Class I ticker: MSHIX

This semi-annual shareholder report contains important information about Class I of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Systematic High Yield Bond Series Tailored Shareholder Report MNSHYB-S-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Systematic High Yield Bond Series - Class S ticker: MSYSX

This semi-annual shareholder report contains important information about Class S of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.85%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Systematic High Yield Bond Series Tailored Shareholder Report MNSHYB-W-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Systematic High Yield Bond Series - Class W ticker: MSHWX

This semi-annual shareholder report contains important information about Class W of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Systematic High Yield Bond Series Tailored Shareholder Report MNSHYB-Z-6/26-SAR

Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Semi-annual shareholder report Systematic High Yield Bond Series - Class Z ticker: MSYZX

This semi-annual shareholder report contains important information about Class Z of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$23	0.45%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2026)

Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same "household" for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your "householding" option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS - 22.1%

Non-Convertible Corporate Bonds- 22.1%
Communication Services - 1.4%
Interactive Media & Services - 0.9%
Meta Platforms, Inc., 5.25%, 5/15/2036	6,050,000	$6,005,882

Wireless Telecommunication Services - 0.5%
Sprint Capital Corp., 8.75%, 3/15/2032	2,600,000	3,062,732

Total Communication Services		9,068,614

Consumer Discretionary - 1.4%
Diversified Consumer Services - 1.0%
Cornell Univ., 4.169%, 6/15/2030	6,400,000	6,338,267

Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 4.65%, 3/16/2031	3,075,000	3,054,614

Total Consumer Discretionary		9,392,881

Consumer Staples - 0.5%
Beverages - 0.5%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	3,600,000	3,088,119

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	3,660,000	3,191,400
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,397,002
Energy Transfer LP, 6.50%, 2/1/2042	5,125,000	5,415,575

Total Energy		14,003,977

Financials - 9.7%
Banks - 4.6%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	5,580,000	5,055,030
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	4,700,000	4,637,272
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	3,130,000	3,100,121
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,640,000	1,515,363
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,210,000	6,156,412
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	4,710,000	4,648,324
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	4,870,000	4,895,741
		30,008,263
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.4%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	3,060,000	$3,014,415
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	5,930,000	6,069,370
		9,083,785

Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	6,215,000	6,576,057

Financial Services - 1.4%
Apollo Global Management, Inc.,
5.15%, 8/12/2035	3,200,000	3,110,761
5.70%, 3/30/2036	3,150,000	3,162,108
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	3,110,000	3,065,881
		9,338,750

Insurance - 1.3%
Athene Global Funding, 5.033%, 7/17/2030[2]	3,060,000	3,032,449
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,571,529
Universal Insurance Holdings, Inc., 7.75%, 6/30/2031[2]	1,600,000	1,664,924
		8,268,902
Total Financials		63,275,757

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	3,030,000	3,038,735

Industrials - 1.0%
Construction Materials - 0.5%
Eagle Materials, Inc., 5.00%, 3/15/2036	3,200,000	3,091,770

Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,490,000	3,360,985

Total Industrials		6,452,755

Information Technology - 0.7%
Software - 0.7%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	4,670,000	4,573,966

Materials - 1.2%
Metals & Mining - 1.2%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	4,625,000	4,551,853

The accompanying notes are an integral part of the financial statements.

1

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,600,640	$3,567,684

Total Materials		8,119,537

Real Estate - 2.1%
Specialized REITs - 2.1%
Safehold GL Holdings LLC,
2.85%, 1/15/2032	2,736,000	2,441,730
6.10%, 4/1/2034	3,286,000	3,441,187
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,277,262
4.831%, 10/15/2029[2]	2,730,000	2,729,709

Total Real Estate		13,889,888

Utilities - 1.5%
Electric Utilities - 1.0%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,508,266
Duke Energy Florida LLC, 6.40%, 6/15/2038	2,770,000	3,020,717
		6,528,983
Independent Power and Renewable Electricity Producers - 0.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,420,000	3,546,136

Total Utilities		10,075,119

TOTAL CORPORATE BONDS (Identified Cost $144,972,763)		144,979,348

ASSET-BACKED SECURITIES - 15.0%

ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,258,503
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,465,439
Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.743%, 5/16/2030[2,4]	3,810,000	3,809,985
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	896,343
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	964,722
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,237,194
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	961,833
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	239,329	218,346
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	$2,231,812
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,167,403
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.778%, 11/27/2073[2,4]	1,903,311	1,907,304
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.678%, 11/25/2074[2,4]	2,956,030	2,950,785
ExteNet Issuer LLC, Series 2024- 1A, Class A2, 5.335%, 7/25/2054 (Acquired 07/12/2024, cost $2,977,425)[5]	3,000,000	2,725,759
FIP Master Funding LLC,
Series 2025-1A, Class A2, 5.16%, 10/15/2055[2]	2,994,049	2,943,664
Series 2026-1A, Class A1, 4.90%, 3/15/2056[2]	3,896,750	3,835,645
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,6]	2,587,051	2,583,128
GGAM Master Trust International Ltd.,
Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[2]	2,913,118	2,891,208
Series 2026-1A, Class A, (Cayman Islands), 5.861%, 9/30/2060[2]	1,690,000	1,689,938
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,027,430	858,768
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	2,653,933	2,611,523
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,605,896
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $4,709,933)[5]	4,710,000	4,686,955
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	2,870,986	2,881,644
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	4,265,830	4,333,994
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[2]	4,355,000	4,367,272
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	3,050,000	3,052,968
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,102,820	1,072,520
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,305,740	1,313,432
Series 2025-1A, Class A2, 5.413%, 2/15/2035[2]	2,700,000	2,687,896
Oxford Finance Funding Trust, 6.423%, 9/15/2035	1,756,263	1,756,263

The accompanying notes are an integral part of the financial statements.

2

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC,
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	807,253	$812,484
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	548,103	547,982
RAM LLC, Series 2026-1, Class A, 5.463%, 6/15/2046[2]	2,100,000	2,092,546
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.048%, 12/15/2039[4]	4,473,468	4,346,406
SMB Private Education Loan Trust,
Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 4.470%, 1/15/2053[2,4]	3,029,764	2,994,701
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	4,064,475	4,088,855
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	2,197,926	2,113,743
Tricon Residential Trust, Series 2024- SFR3, Class A, 4.50%, 8/17/2041[2]	5,420,886	5,337,783
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	3,825,000	3,718,592
VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 2.500%), 6.109%, 1/20/2051 (Acquired 03/17/2026, cost $1,266,095)[4,5]	1,283,307	1,266,829

TOTAL ASSET-BACKED SECURITIES (Identified Cost $100,081,686)		98,288,063

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	1,001,333	994,195
Series 2025-RM13, Class A1, 4.25%, 10/25/2065[2]	1,997,643	1,921,667
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.025%, 2/15/2043[2,4]	3,060,000	3,065,993
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	7,019	6,623
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	717,010	590,200
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751%, 5/15/2043[2,6]	3,390,000	3,383,149
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,6]	140,238	129,659
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	143,795	130,547
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, (continued)
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	42,577	$37,945
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	25,677	22,502
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,6]	3,385,900	2,959,488
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,213,416	1,076,525
Series 2021-69, Class WJ, 1.50%, 10/25/2050	956,205	826,757
Finance Of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.50%, 6/25/2056[2,6]	3,100,000	3,034,730
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	1,045,053	925,206
Series 5501, Class JL, 3.50%, 6/25/2048	3,275,085	2,667,414
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	33,011	30,796
Series 2024-64, Class BQ, 5.00%, 4/20/2054	3,771,908	3,771,287
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	384,193	330,926
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.462%, 12/25/2051[2,4]	1,342,213	1,300,961
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	948,226	841,736
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	935,713	829,664
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,046,202	889,132
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	3,993	3,960
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	12,435	11,225
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,6]	1,463,950	1,149,930
Series 2022-6, Class A12A, 3.50%, 11/25/2052[2,6]	1,113,063	1,078,358
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.358%, 1/25/2063[2,6]	1,696,879	1,620,083
Series 2025-1, Class A3, 3.655%, 1/25/2063[2,6]	2,245,426	2,015,736

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,6]	60,955	$59,421
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	30,301	28,956
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	54,656	52,736
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	52,043	49,104
OBX Trust,
Series 2020-EXP1, Class B21A, 5.177%, 2/25/2060[2,6]	7,245,346	7,203,481
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,076,855	924,266
Series 2022-NQM2, Class A1A, 3.783%, 1/25/2062[2,7]	2,273,083	2,181,409
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	815,297	815,394
Onity Loan Investment Trust,
Series 2026-HB2, Class A, 3.00%, 5/25/2039[2,6]	2,188,247	2,141,071
Series 2026-HB3, Class A, 3.00%, 6/25/2039[2,6]	3,880,000	3,801,019
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $174,821)[4,5]	174,819	174,804
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	479,676	444,639
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,223,951	1,054,274
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,195,237	1,806,581
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	1,323,218	1,088,648
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[6]	1,157,356	1,008,822
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	311,571	281,640
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	22,841	20,650
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	65,220	59,052
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	266,551	253,930
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.763%, 10/25/2048[2,4]	32,838	32,854
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A, 5.10%, 2/25/2056[2,6]	3,362,277	3,317,296
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	2,641,785	2,633,800
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]	12,265	$11,430
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,6]	350,940	323,229

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $67,442,847)		65,414,900

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]
(Identified Cost $3,776,953)	3,785,000	3,795,074

MUNICIPAL BONDS - 1.0%

Commonwealth of Massachusetts, Public Impt., G.O. Bond, 5.306%, 1/1/2030	2,650,000	2,694,667
Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034	2,835,000	2,919,032
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	569,770

TOTAL MUNICIPAL BONDS (Identified Cost $6,251,150)		6,183,469

EXCHANGE-TRADED FUNDS - 3.0%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	395,458	13,232,024
State Street SPDR Portfolio Short Term Corporate Bond ETF	222,682	6,682,687

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $19,878,986)		19,914,711

U.S. TREASURY SECURITIES - 36.4%

U.S. Treasury Bonds - 19.0%
U.S. Treasury Bond
2.375%, 2/15/2042	50,072,000	36,521,265
3.00%, 5/15/2047	50,056,000	37,166,580
3.625%, 2/15/2053	47,808,000	38,238,930
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	6,628,731	6,335,617
2.375%, 2/15/2055	6,743,814	6,211,158

Total U.S. Treasury Bonds (Identified Cost $129,336,655)		124,473,550

U.S. Treasury Notes - 17.4%
U.S. Treasury Note
0.875%, 11/15/2030	22,694,000	19,704,775

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
1.375%, 11/15/2031	20,702,000	$17,879,735
4.125%, 11/15/2032	19,964,000	19,786,196
4.50%, 11/15/2033	18,174,000	18,357,160
4.25%, 11/15/2034	19,913,000	19,720,093
4.00%, 11/15/2035	19,338,000	18,706,493

Total U.S. Treasury Notes (Identified Cost $115,092,201)		114,154,452
TOTAL U.S. TREASURY SECURITIES (Identified Cost $244,428,856)		238,628,002

U.S. GOVERNMENT AGENCIES - 10.8%

Mortgage-Backed Securities - 10.8%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	47,013	46,303
Pool #MA1834, UMBS, 4.50%, 2/1/2034	16,217	16,149
Pool #995876, UMBS, 6.00%, 11/1/2038	34,931	36,480
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,934,062	1,742,282
Pool #AI5172, UMBS, 4.00%, 8/1/2041	26,649	25,750
Pool #AH3858, UMBS, 4.50%, 8/1/2041	114,439	113,104
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,488,145	1,388,617
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,254,895	3,270,574
Pool #AL7729, UMBS, 4.00%, 6/1/2043	32,860	31,751
Pool #AX1685, UMBS, 3.50%, 11/1/2044	303,010	284,190
Pool #AY8604, UMBS, 3.50%, 4/1/2045	45,561	42,252
Pool #BC6764, UMBS, 3.50%, 4/1/2046	21,181	19,570
Pool #BC8677, UMBS, 4.00%, 5/1/2046	15,817	15,066
Pool #AS7931, UMBS, 3.50%, 9/1/2046	1,842,843	1,695,727
Pool #AS8522, UMBS, 3.00%, 12/1/2046	6,979,341	6,153,635
Pool #BD1191, UMBS, 3.50%, 1/1/2047	130,019	120,130
Pool #BE7845, UMBS, 4.50%, 2/1/2047	26,941	26,401
Pool #FS8139, UMBS, 2.00%, 4/1/2047	10,446,232	8,420,613
Pool #MA3007, UMBS, 3.00%, 4/1/2047	514,214	458,906
Pool #FM2232, UMBS, 4.00%, 6/1/2048	74,409	70,636
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL8674, 5.618%, 1/1/2049	158,424	$163,260
Pool #FS9332, UMBS, 3.00%, 3/1/2050	5,597,508	5,006,747
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,588,678	3,178,121
Pool #FS7251, UMBS, 3.00%, 5/1/2052	8,421,658	7,431,201
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,565,781	2,595,608
Pool #FS7999, UMBS, 5.50%, 4/1/2054	9,999,951	10,117,570
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	22,067	22,034
Pool #C91746, 4.50%, 12/1/2033	20,275	20,213
Pool #C91771, 4.50%, 6/1/2034	29,251	29,160
Pool #C91780, 4.50%, 7/1/2034	28,459	28,372
Pool #C91832, 3.50%, 6/1/2035	128,879	124,607
Pool #G08268, 5.00%, 5/1/2038	191,207	192,956
Pool #G05900, 6.00%, 3/1/2040	12,404	12,971
Pool #A92889, 4.50%, 7/1/2040	81,751	81,008
Pool #A93451, 4.50%, 8/1/2040	230,023	227,932
Pool #G60513, 5.00%, 7/1/2041	174,153	175,747
Pool #G60071, 4.50%, 7/1/2042	74,024	73,351
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,556,023	2,457,936
Pool #Q17513, 3.50%, 4/1/2043	49,921	46,744
Pool #Q37857, 4.00%, 12/1/2045	175,464	167,966
Pool #G60855, 4.50%, 12/1/2045	68,068	67,103
Pool #Q38388, 4.00%, 1/1/2046	150,729	144,417
Pool #Q47544, 4.00%, 3/1/2047	157,678	150,327
Pool #Q47130, 4.50%, 4/1/2047	23,364	22,880
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,191,667	1,934,752
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,902,330	2,938,418
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	2,711,518	2,686,261
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,187,731	1,227,977
Pool #SD5413, UMBS, 5.00%, 5/1/2054	5,763,519	5,700,553

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $71,168,669)		71,004,328

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.7%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[8]
(Identified Cost $4,546,621)	4,546,621	$4,546,621

TOTAL INVESTMENTS - 99.6% (Identified Cost $662,548,531)		652,754,516
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,404,446

NET ASSETS - 100%		$655,158,962

ETF - Exchange-Traded Fund
G.O. Bond - General Obligation Bond
Impt. - Improvement
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

[1]Amount is stated in USD unless otherwise noted.
[2]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2026 was $186,709,256, which represented 28.5% of the Series’ Net Assets.
[3]Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.
[4]Floating rate security. Rate shown is the rate in effect as of June 30, 2026.
[5]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2026 was $8,854,347, or 1.4% of the Series’ Net Assets.
[6]Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2026.
[7]Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2026.
[8]Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $662,548,531) (Note 2)	$652,754,516
Receivable from Advisor[1]	11,298
Interest receivable	4,614,927
Receivable for fund shares sold	200,621
Receivable for securities sold	170,000
Prepaid expenses	27,632

TOTAL ASSETS	657,778,994

LIABILITIES:

Due to custodian	24,603
Accrued fund accounting and administration fees[1]	26,405
Accrued sub-transfer agent fees[1]	3,056
Accrued Chief Compliance Officer service fees[1]	2,257
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	452
Payable for securities purchased	1,689,938
Payable for fund shares repurchased	789,035
Other payables and accrued expenses	84,286

TOTAL LIABILITIES	2,620,032

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$655,158,962

NET ASSETS CONSIST OF:

Capital stock	$713,268
Additional paid-in-capital	710,781,880
Total distributable earnings (loss)	(56,336,186)

TOTAL NET ASSETS	$655,158,962

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($2,113,371/230,187 shares)	$9.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($5,320,400/580,697 shares)	$9.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($631,512,098/68,746,505 shares)	$9.19

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($16,213,093/1,769,437 shares)	$9.16

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$14,949,354
Dividends	179,151

Total Investment Income	15,128,505

EXPENSES:

Management fees (Note 3)	777,236
Fund accounting and administration fees (Note 3)	69,550
Directors’ fees (Note 3)	42,443
Chief Compliance Officer service fees (Note 3)	4,365
Sub-transfer agent fees (Note 3)	4,045
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,871
Professional fees	43,575
Registration and filing fees	28,728
Custodian fees	11,099
Miscellaneous	52,081

Total Expenses	1,035,993
Less reduction of expenses (Note 3)	(841,642)

Net Expenses	194,351

NET INVESTMENT INCOME	14,934,154

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	2,449,417

Net change in unrealized appreciation (depreciation) on investments	(11,582,340)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(9,132,923)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,801,231

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED 12/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$14,934,154	$31,382,483
Net realized gain (loss) on investments	2,449,417	(957,388)
Net change in unrealized appreciation (depreciation) on investments	(11,582,340)	17,070,729

Net increase (decrease) from operations	5,801,231	47,495,824

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(46,037)	(115,898)
Class I	(107,774)	(223,611)
Class W	(13,659,180)	(30,155,304)
Class Z	(366,522)	(845,581)

Total distributions to shareholders	(14,179,513)	(31,340,394)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	30,008,941	(44,375,440)

Net increase (decrease) in net assets	21,630,659	(28,220,010)

NET ASSETS:

Beginning of period	633,528,303	661,748,313

End of period	$655,158,962	$633,528,303

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.31	$9.09	$9.34	$9.18	$10.82	$11.28
Income (loss) from investment operations:
Net investment income[1]	0.19	0.38	0.37	0.32	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.14)	0.23	(0.27)	0.18	(1.62)	(0.33)
Total from investment operations	0.05	0.61	0.10	0.50	(1.43)	(0.21)
Less distributions to shareholders:
From net investment income	(0.18)	(0.39)	(0.35)	(0.32)	(0.21)	(0.12)
From net realized gain on investments	—	—	—	—	—	(0.13)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.39)	(0.35)	(0.34)	(0.21)	(0.25)

Net asset value - End of period	$9.18	$9.31	$9.09	$9.34	$9.18	$10.82
Net assets - End of period (000’s omitted)	$2,113	$2,357	$3,352	$2,536	$1,967	$4,185
Total return[2]	0.59%	6.81%	1.06%	5.58%	(13.30% )	(1.89% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.67% [3]	0.66%	0.70%	0.67%	0.70%	0.65%
Net investment income	4.19% [3]	4.16%	3.97%	3.44%	1.88%	1.07%
Series portfolio turnover	30%	38%	55%	73%	101%	69%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.29	$9.08	$9.36	$9.24	$10.90	$11.38
Income (loss) from investment operations:
Net investment income[1]	0.20	0.40	0.38	0.34	0.22	0.14
Net realized and unrealized gain (loss) on investments	(0.14)	0.22	(0.26)	0.17	(1.63)	(0.33)
Total from investment operations	0.06	0.62	0.12	0.51	(1.41)	(0.19)
Less distributions to shareholders:
From net investment income	(0.19)	(0.41)	(0.40)	(0.37)	(0.25)	(0.15)
From net realized gain on investments	—	—	—	—	—	(0.14)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.19)	(0.41)	(0.40)	(0.39)	(0.25)	(0.29)
Net asset value - End of period	$9.16	$9.29	$9.08	$9.36	$9.24	$10.90
Net assets - End of period (000’s omitted)	$5,320	$4,908	$5,225	$11,183	$4,303	$6,621
Total return[2]	0.70%	6.93%	1.31%	5.75%	(13.01% )	(1.65% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [3]	0.45% [4]	0.45%	0.45%	0.45%	0.45%
Net investment income	4.42% [3]	4.37%	4.15%	3.75%	2.27%	1.29%
Series portfolio turnover	30%	38%	55%	73%	101%	69%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.00%	[3,5]	N/A	0.01%	0.03%	0.04%	0.02%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.31	$9.09	$9.34	$9.18	$10.82	$11.27
Income (loss) from investment operations:
Net investment income[1]	0.22	0.44	0.43	0.37	0.26	0.19
Net realized and unrealized gain (loss) on investment	(0.13)	0.22	(0.27)	0.18	(1.64)	(0.33)
Total from investment operations	0.09	0.66	0.16	0.55	(1.38)	(0.14)
Less distributions to shareholders:
From net investment income	(0.21)	(0.44)	(0.41)	(0.37)	(0.26)	(0.18)
From net realized gain on investments	—	—	—	—	—	(0.13)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.21)	(0.44)	(0.41)	(0.39)	(0.26)	(0.31)
Net asset value - End of period	$9.19	$9.31	$9.09	$9.34	$9.18	$10.82
Net assets - End of period (000’s omitted)	$631,512	$607,759	$634,412	$287,175	$275,472	$344,304
Total return[2]	0.98%	7.43%	1.78%	6.15%	(12.76% )	(1.25% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.82% [3]	4.77%	4.63%	4.03%	2.68%	1.68%
Series portfolio turnover	30%	38%	55%	73%	101%	69%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.28%	[3]	0.28%	0.29%	0.33%	0.32%	0.30%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.29	$9.07	$9.34	$9.22	$10.88	$11.36
Income (loss) from investment operations:
Net investment income[1]	0.21	0.42	0.40	0.35	0.24	0.16
Net realized and unrealized gain (loss) on investments	(0.14)	0.22	(0.26)	0.17	(1.64)	(0.34)
Total from investment operations	0.07	0.64	0.14	0.52	(1.40)	(0.18)
Less distributions to shareholders:
From net investment income	(0.20)	(0.42)	(0.41)	(0.38)	(0.26)	(0.16)
From net realized gain on investments	—	—	—	—	—	(0.14)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.20)	(0.42)	(0.41)	(0.40)	(0.26)	(0.30)
Net asset value - End of period	$9.16	$9.29	$9.07	$9.34	$9.22	$10.88
Net assets - End of period (000’s omitted)	$16,213	$18,504	$18,759	$25,023	$22,480	$25,281
Total return[2]	0.76%	7.18%	1.52%	5.85%	(12.86% )	(1.53% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.56% [3]	4.52%	4.35%	3.78%	2.46%	1.43%
Series portfolio turnover	30%	38%	55%	73%	101%	69%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[3]	0.03%	0.04%	0.08%	0.07%	0.05%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value.

14

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$309,632,330	$—	$309,632,330	$—

15

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
States and political subdivisions (municipals)	$6,183,469	$—	$6,183,469	$—
Corporate debt:
Communication Services	9,068,614	—	9,068,614	—
Consumer Discretionary	9,392,881	—	9,392,881	—
Consumer Staples	3,088,119	—	3,088,119	—
Energy	14,003,977	—	14,003,977	—
Financials	63,275,757	—	63,275,757	—
Health Care	3,038,735	—	3,038,735	—
Industrials	6,452,755	—	6,452,755	—
Information Technology	4,573,966	—	4,573,966	—
Materials	8,119,537	—	8,119,537	—
Real Estate	13,889,888	—	13,889,888	—
Utilities	10,075,119	—	10,075,119	—
Asset-backed securities	98,288,063	—	98,288,063	—
Commercial mortgage-backed securities	65,414,900	—	65,414,900	—
Foreign government bonds	3,795,074	—	3,795,074	—
Exchange-Traded Funds	19,914,711	19,914,711	—	—
Short-Term Investment	4,546,621	4,546,621	—	—
Total assets	$652,754,516	$24,461,332	$628,293,184	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or June 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities

16

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2026.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2026.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2022 through December 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. During the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $1,033 and $3,012, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $746,674 in management fees for Class W shares for the six months ended June 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $23, $92,299 and $2,646 for Class I, Class W and Class Z shares respectively, for the six months ended June 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	2028	2029	TOTAL
Class I	$1,377	$577	$—	$23	$1,977
Class W	115,130	174,694	178,050	92,299	560,173
Class Z	9,862	8,453	5,240	2,646	26,201

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $142,307,319 and $82,182,407, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $74,772,662 and $104,449,714, respectively.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,413	$22,443	34,520	$319,154
Reinvested	4,952	45,743	12,468	115,352
Repurchased	(30,294)	(279,147)	(162,431)	(1,501,537)
Total	(22,929)	$(210,961)	(115,443)	$(1,067,031)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	290,527	$2,698,216	154,761	$1,426,593
Reinvested	11,689	107,774	24,204	223,611
Repurchased	(249,774)	(2,328,416)	(226,427)	(2,104,546)
Total	52,442	$477,574	(47,462)	$(454,342)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,952,945	$100,997,414	6,535,899	$60,369,697
Reinvested	1,445,057	13,354,555	3,183,891	29,477,850
Repurchased	(8,911,608)	(82,544,417)	(14,228,557)	(132,006,294)
Total	3,486,394	$31,807,552	(4,508,767)	$(42,158,747)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	42,073	$388,138	49,929	$462,714
Reinvested	39,679	365,814	91,491	845,050
Repurchased	(304,165)	(2,819,176)	(217,434)	(2,003,084)
Total	(222,413)	$(2,065,224)	(76,014)	$(695,320)

Approximately 96% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2025 were as follows:

Ordinary income	$31,340,394

At June 30, 2026, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$664,283,769
Unrealized appreciation	2,356,228
Unrealized depreciation	(13,885,481)
Net unrealized depreciation	$(11,529,253)

As of December 31, 2025, the Series had net short-term capital loss carryforwards of $14,974,570 and net long-term capital loss carryforwards of $33,191,866, which may be carried forward indefinitely.

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors,

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

23

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

24

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

25

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

26

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual
5	Financial Statement and Other Information - Annual
6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/26-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
North-Sono Preference[2]
(Identified Cost $411,852)		647,220	$407,093

LOAN ASSIGNMENTS - 1.1%

C&S Wholesale Grocers, Inc., Initial Term Loan B, (3 mo. U.S. Secured Overnight Financing Rate + 5.000%), 8.732%, 9/23/2030[3]		3,970,000	3,806,238
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 2.750%), 6.482%, 2/14/2031[3]		4,887,500	4,728,656

TOTAL LOAN ASSIGNMENTS (Identified Cost $8,757,288)			8,534,894

CORPORATE BONDS - 18.6%

Non-Convertible Corporate Bonds- 18.6%
Communication Services - 0.5%
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		3,600,000	3,578,970

Consumer Discretionary - 1.2%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 7.000%), 9.09%, 12/31/2027 (Acquired 04/22/2021, cost $2,225,482)[3,4]	SEK	18,750,017	1,443,652

Hotels, Restaurants & Leisure - 0.5%
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[5]		4,000,000	3,877,373

Household Durables - 0.5%
LGI Homes, Inc., 4.00%, 7/15/2029[5]		4,000,000	3,719,716

Total Consumer Discretionary			9,040,741

Energy - 2.4%
Energy Equipment & Services - 0.9%
Alpine Energy LLC, 13.00%, 4/30/2029[5]		4,000,000	3,995,286
Varel Oil & Gas, Inc, 12.25%, 4/7/2028		3,375,000	2,863,321

			6,858,607
Metals & Mining - 0.4%
Futura Resources Ltd. (Australia), 13.125%, 1/9/2031		4,000,000	3,400,000

Oil, Gas & Consumable Fuels - 1.1%
International Seaways, Inc., 7.125%, 9/23/2030		5,000,000	5,048,549
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024- 03/06/2024, cost $4,205,813)[4]		4,195,000	657,777
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Samos Energy Infrastructure Ltd. (Jersey), 10.50%, 7/13/2030[5]		2,700,000	$2,699,998
			8,406,324
Total Energy			18,664,931
Financials - 6.0%
Banks - 0.3%
The Bancorp, Inc., 7.375%, 9/1/2030		2,275,000	2,341,355

Capital Markets - 1.0%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[5]		4,000,000	3,833,698
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[5]		4,000,000	3,946,507
			7,780,205
Consumer Finance - 0.6%
SLM Corp., 6.50%, 1/31/2030		4,325,000	4,387,593

Financial Services - 2.3%
Burford Capital Global Finance LLC, 7.50%, 7/15/2033[5]		4,000,000	3,388,692
Clear Street Holdings LLC, 8.00%, 9/30/2030[5]		4,000,000	3,986,493
Golden Pear Funding HoldCo LLC,
10.00%, 3/2/2028		1,200,000	1,203,528
10.00%, 4/30/2031[5]		1,700,000	1,701,758
Legres AB (Sweden) (3 mo. STIB + 9.000%), 10.969%, 6/15/2026 (Acquired 06/15/2023-06/28/2023, cost $2,483,661)[4,6]	SEK	26,499,980	2,186,388
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	1,231,367
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $4,000,000)[4]		4,000,000	4,245,317
			17,943,543
Insurance - 0.7%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,103,284
Universal Insurance Holdings, Inc., 7.75%, 6/30/2031[5]		2,300,000	2,393,328
			5,496,612
Mortgage Real Estate Investment Trusts (REITS) - 1.1%
Arbor Realty SR, Inc., 9.00%, 10/15/2027[5]		4,000,000	3,975,063
ReadyCap Holdings LLC, 9.375%, 3/1/2028[5]		4,250,000	4,228,990
			8,204,053
Total Financials			46,153,361

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 2.5%
Commercial Services & Supplies - 0.9%
Cartiga LLC, 11.50%, 6/15/2031 (Acquired 06/15/2026, cost $4,000,000)[4]		4,000,000	$4,000,000
Twma Finance AS (Norway), 12.25%, 2/10/2029[5]		3,100,000	3,129,357
			7,129,357
Marine Transportation - 0.6%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030		4,500,000	4,693,308

Trading Companies & Distributors - 1.0%
Airborne Capital USA LLC, 10.50%, 8/2/2029		4,000,000	3,416,111
Avation Group S Pte Ltd. (Singapore), 8.50%, 5/15/2031[5]		4,500,000	4,246,827
			7,662,938
Total Industrials			19,485,603

Materials - 2.5%
Containers & Packaging - 0.9%
Alltub Group SAS (France) (3 mo. EURIBOR + 6.500%), 8.748%, 4/30/2030[3]	EUR	2,500,000	2,948,254
Duran Life Science Holding GmbH (Germany) (3 mo. EURIBOR + 6.500%), 8.731%, 5/31/2030[3]	EUR	3,700,000	4,070,919
			7,019,173
Metals & Mining - 1.6%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029		2,400,000	2,652,000
Cornish Metals plc (United Kingdom), 13.50%, 5/21/2032[5]		1,925,000	1,997,990
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[5]		1,684,792	1,669,371
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[5]		4,000,000	4,107,466
Theta Gold Mines Ltd. (Australia), 12.75%, 6/12/2030[5]		2,000,000	1,980,000
			12,406,827
Total Materials			19,426,000

Real Estate - 2.4%
Real Estate Management & Development - 0.5%
Five Point Operating Co. LP, 8.00%, 10/1/2030[5]		4,000,000	4,096,002

Specialized REITs - 1.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,218,250)[4]		4,345,000	4,345,854
SBA Tower Trust,
6.599%, 1/15/2028[5]		6,110,000	6,171,114
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[5]	3,630,000	$3,629,613
		14,146,581
Total Real Estate		18,242,583

Utilities - 1.1%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[5]	8,250,000	8,626,883

TOTAL CORPORATE BONDS (Identified Cost $149,006,268)		143,219,072

ASSET-BACKED SECURITIES - 26.0%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[5]	4,500,000	4,484,572
Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.743%, 5/16/2030[3,5]	4,980,000	4,979,981
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[5]	1,961,182	1,981,067
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[5]	6,000,000	5,830,672
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[5]	3,590,282	2,966,139
Series 2020-1, Class B1, 2.28%, 7/15/2060[5]	1,798,904	1,086,476
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[5]	8,250,000	8,217,492
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[5]	2,380,000	2,435,280
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[5]	912,900	827,613
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[5]	1,037,093	946,165
CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052[5]	232,633	231,987
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[5]	3,345,000	3,309,291
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[5]	5,000,000	4,920,542
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.778%, 11/27/2073[3,5]	3,387,894	3,395,001

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust, (continued)
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.678%, 11/25/2074[3,5]	7,185,427	$7,172,677
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[5]	386,092	382,392
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[5,7]	3,715,613	3,663,525
FIP Master Funding LLC, Series 2026-1A, Class A1, 4.90%, 3/15/2056[5]	4,945,875	4,868,319
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[5,8]	3,419,932	3,414,747
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.584%), 5.218%, 5/16/2038[3,5]	464,060	464,108
GGAM Master Trust International Ltd., Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[5]	4,302,451	4,270,092
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[5]	2,140,479	1,789,100
Gracie Point International Funding LLC, Series 2025-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.500%), 5.092%, 8/15/2028[3,5]	3,000,000	3,003,875
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[5]	3,198,583	3,147,471
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[5]	6,948,688	6,882,219
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[5]	3,500,000	3,468,162
Series 2024-1A, Class A2, 5.893%, 6/20/2054[5]	1,000,000	1,008,206
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[5]	3,650,000	3,648,263
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.051%, 2/15/2039[3,5]	2,103,673	2,102,845
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $5,999,915)[4]	6,000,000	5,970,643
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/2038[5]	5,250,000	5,193,239
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[5]	3,699,189	3,729,711
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 4.252%, 6/25/2031[3]	1,630,433	$1,613,431
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.190%, 7/16/2040[3,5]	363,900	364,086
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 4.792%, 12/27/2066[3,5]	2,165,768	2,177,228
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 4.792%, 6/25/2069[3,5]	2,793,082	2,800,594
Series 2020-GA, Class A, 1.17%, 9/16/2069[5]	232,651	216,818
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[5]	2,986,865	2,504,462
Series 2021-A, Class A, 0.84%, 5/15/2069[5]	403,187	368,915
Series 2022-A, Class A, 2.23%, 7/15/2070[5]	2,041,778	1,854,338
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[5]	239,167	243,001
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 5.293%, 3/15/2072[3,5]	558,057	560,883
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[5]	4,985,000	4,999,047
Oxford Finance Credit Fund III LP,
Series 2024-A, Class A2, 6.675%, 1/14/2032[5]	2,030,030	2,043,584
Series 2025-A, Class A2, 5.878%, 8/14/2034[5]	3,825,000	3,828,722
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[5]	1,935,137	1,881,969
Series 2023-1A, Class A2, 6.716%, 2/15/2031[5]	2,224,780	2,237,886
Series 2025-1A, Class A2, 5.413%, 2/15/2035[5]	4,000,000	3,982,068
Oxford Finance Funding Trust, 6.423%, 9/15/203[5]	1,977,422	1,977,422
PEAR LLC,
Series 2022-1, Class A2, 7.25%, 10/15/2034[5]	1,372,229	1,378,559
Series 2023-1, Class A, 7.42%, 7/15/2035[5]	4,285,779	4,313,553
Series 2024-1, Class A, 6.95%, 2/15/2036[5]	1,789,263	1,788,866
REDAPTIVE EAAS ISSUER LLC, Series 2025-1A, Class A, 5.94%, 3/25/2042[5]	3,283,907	3,317,936
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[5]	4,373,120	4,154,506

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 4.930%, 10/25/2021[3]	2,667,084	$2,670,224
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 5.580%, 7/25/2022[3]	1,382,246	1,382,230
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 4.692%, 9/25/2028[3]	4,825,829	4,801,385
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.392%, 5/26/2026[3]	7,650,161	7,527,267
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[5]	619,201	606,940
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 4.693%, 7/15/2053[3,5]	3,894,506	3,848,409
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[5]	273,002	267,930
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[5]	2,339,794	2,321,378
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[5]	4,000,000	3,949,091
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/2041[5]	2,938,677	2,860,786
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[5]	1,061,401	1,013,647
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[5]	1,590,142	1,497,890
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[5]	2,462,396	2,394,413
USQ Rail II LLC, Series 2021-3A, Class A, 2.21%, 6/28/2051[5]	4,764,563	4,627,324
VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 2.500%), 6.109%, 1/20/2051 (Acquired 03/17/2026, cost $1,633,671)[3,4]	1,655,880	1,634,618
TOTAL ASSET-BACKED SECURITIES (Identified Cost $202,878,654)		199,803,278

COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8%

BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[5,8]	1,415,057	1,346,902
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[5,8]	2,002,665	1,988,391
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Brean Asset Backed Securities Trust, (continued)
Series 2024-RM8, Class A1, 4.50%, 5/25/2064[5]	3,090,386	$3,034,499
Series 2025-RM11, Class A1, 4.75%, 5/25/2065[5,8]	2,512,806	2,470,220
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.117%, 6/15/2041[3,5]	4,893,450	4,896,501
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[5,8]	28,557	26,945
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[5,8]	5,882,148	4,950,464
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class D, 7.355%, 5/15/2043[5,8]	3,800,000	3,801,791
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[5,8]	89,446	78,386
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[5,8]	4,724,913	4,129,868
Finance of America Structured Securities Trust,
Series 2025-S1, Class A1, 3.50%, 2/25/2075[5]	4,293,526	4,172,881
Series 2026-PC2, Class A1, 4.50%, 6/25/2056[5,8]	3,900,000	3,817,887
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.075%, 12/15/2039[3,5]	6,720,000	6,725,157
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.435%, 1/25/2030[8]	49,700,819	1,935,808
GCAT Trust,
Series 2022-NQM3, Class A1, 5.348%, 4/25/2067[5,8]	7,294,225	7,267,692
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[5,7]	2,223,593	2,226,297
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[5,8]	3,849,538	3,445,462
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[5,8]	2,495,234	2,212,438
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.478%, 5/28/2052[3,5]	3,673,013	3,555,499
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[5,8]	6,473,209	5,871,132
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.018%, 3/15/2042[3,5]	4,050,000	4,055,110

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 4.638%, 3/25/2067[5,7]	5,081,581	$4,856,312
Series 2022-NQM3, Class A1, 5.38%, 5/25/2067[5,7]	2,773,978	2,755,078
Series 2022-NQM4, Class A1, 5.767%, 6/25/2067[5,7]	6,496,720	6,474,665
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[5,8]	32,944	32,673
Series 2021-1, Class A11, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.650%), 4.262%, 6/25/2051[3,5]	2,898,303	2,800,246
Series 2021-4, Class A3B, 2.00%, 8/25/2051[5,8]	3,630,368	2,851,647
Series 2021-5, Class A4, 2.50%, 8/25/2051[5,8]	7,082,916	6,343,495
Series 2021-INV5, Class A3A, 2.50%, 12/25/2051[5,8]	2,366,467	2,114,465
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[5,8]	3,808,585	3,144,755
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[5,8]	4,963,278	4,431,604
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A4, 4.358%, 1/25/2063[5,8]	3,790,112	3,679,219
Series 2025-1, Class A4, 3.655%, 1/25/2063[5,8]	3,495,539	3,237,511
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[5,8]	504,102	482,343
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[5,8]	2,627,241	2,331,094
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[5,8]	8,372,879	7,438,887
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[5,8]	150,666	143,978
Series 2015-2A, Class A1, 3.75%, 8/25/2055[5,8]	200,405	193,364
Series 2019-2A, Class A1, 4.25%, 12/25/2057[5,8]	946,929	930,448
Series 2022-NQM2, Class A1, 3.850%, 3/27/2062[5,8]	6,970,656	6,496,604
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[5]	1,138,801	1,072,524
OBX Trust,
Series 2022-NQM2, Class A1A, 3.783%, 1/25/2062[5,7]	2,596,175	2,491,471
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[5,7]	2,038,243	2,038,485
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $178,794)[3,4]	178,792	178,777
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[5,8]	3,880,967	3,428,240
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[5]	4,250,000	$4,292,243
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 3/25/2067[5]	2,437,563	2,427,960
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	84,909	73,438
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	891,608	805,954
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	84,022	75,964
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	111,226	100,707
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[3,5]	1,533,785	767,432
SUA LLC, Series 2025-1, Class A, 5.875%, 5/25/2040[5]	4,500,000	4,491,605
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[5,8]	1,153,345	1,098,736
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.068%, 2/15/2042[3,5]	3,500,000	3,476,483
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[5,8]	73,527	72,950
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.763%, 10/25/2048[3,5]	391,141	391,322
UWM Mortgage Trust, Series 2021-1, Class A15, 2.50%, 6/25/2051[5,8]	2,011,942	1,647,184
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M4, 8.48%, 2/25/2056[5,8]	298,469	294,283
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 5.368%, 6/15/2042[3,5]	3,650,000	3,650,000
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[5,8]	1,932,693	1,688,927
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[5,8]	61,324	57,148

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $169,302,121)		167,369,551

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[5]
(Identified Cost $4,620,157)	4,630,000	4,642,322

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

EXCHANGE-TRADED FUND - 2.1%

VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $16,267,494)	632,830	$16,175,135

U.S. TREASURY SECURITIES - 20.8%

U.S. Treasury Notes - 20.8%
U.S. Treasury Note
2.25%, 11/15/2027	47,446,000	46,243,170
3.125%, 11/15/2028	34,572,000	33,764,419
1.375%, 11/15/2031	45,474,000	39,274,615
4.50%, 11/15/2033	8,804,000	8,892,728
4.125%, 2/15/2036	32,282,000	31,505,214

TOTAL U.S. TREASURY SECURITIES (Identified Cost $160,930,964)		159,680,146

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	8,168	8,148
Pool #MA1834, UMBS, 4.50%, 2/1/2034	62,808	62,542
Pool #995876, UMBS, 6.00%, 11/1/2038	123,022	128,479
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,061,713	5,668,187
Pool #AW5338, UMBS, 4.50%, 6/1/2044	372,267	366,459
Pool #AS3878, UMBS, 4.50%, 11/1/2044	204,157	201,008
Pool #BE7845, UMBS, 4.50%, 2/1/2047	74,835	73,337
Pool #MA4841, UMBS, 5.00%, 12/1/2052	6,658,248	6,588,074
Pool #FS6206, UMBS, 5.50%, 10/1/2053	6,675,214	6,765,917
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	28,663	28,627
Pool #D98711, 4.50%, 7/1/2031	100,528	100,375
Pool #C91746, 4.50%, 12/1/2033	89,741	89,467
Pool #G05900, 6.00%, 3/1/2040	23,851	24,941
Pool #RB5264, UMBS, 5.50%, 11/1/2043	4,696,723	4,778,728
Pool #RA8208, UMBS, 5.00%, 1/1/2053	5,767,984	5,707,193
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	7,135,575	7,069,107

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $36,625,582)		37,660,589
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.9%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[9]
(Identified Cost $22,401,441)	22,401,441	$22,401,441

TOTAL INVESTMENTS - 98.9% (Identified Cost $771,201,821)		759,893,521
OTHER ASSETS, LESS LIABILITIES - 1.1%		8,306,212
NET ASSETS - 100%		$768,199,733

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2026
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
350	AUD Currency	CME	September 2026	24,188,500	$(732,505)
190	Euro Currency	CME	September 2026	27,209,188	(576,483)
350	JPY Currency	CME	September 2026	27,068,125	(622,254)
300	CAD Currency	CME	September 2026	21,192,000	(597,861)
475	U.K. Gilt (10 Year)	ICE	September 2026	56,207,987	472,132
485	U.S. Treasury Notes (2 Year)	CME	September 2026	99,974,414	(156,319)
465	U.S. Treasury Notes (5 Year)	CME	September 2026	49,776,799	911
TOTAL LONG POSITIONS					$(2,212,379)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2026
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED DEPRECIATION
345	Euro-BUND (10 Year)	EUREX	September 2026	50,197,046	$(505,061)
225	U.S. Ultra Treasury Bonds (10 Year)	CME	September 2026	25,305,469	(165,154)
115	U.S. Ultra Treasury Bonds (30 Year)	CME	September 2026	13,357,968	(272,478)
TOTAL SHORT POSITIONS					$(942,693)

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

ICE - Intercontinental Exchange

IO - Interest only

JPY - Japanese Yen

No. - Number

REIT - Real Estate Investment Trust

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of June 30, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2026 was $25,894,393, or 3.4% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2026 was $422,468,808, which represented 55.0% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2026.

9Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $771,201,821) (Note 2)	$759,893,521
Foreign currency, at value (identified cost $256,107)	255,953
Deposits at broker for futures contracts	6,274,785
Interest receivable	5,015,564
Receivable for fund shares sold	394,315
Futures variation margin receivable	308,486
Dividends receivable	85,161
Prepaid expenses	12,814

TOTAL ASSETS	772,240,599

LIABILITIES:

Due to custodian	6,695
Accrued management fees[1]	50,459
Accrued sub-transfer agent fees[1]	44,500
Accrued fund accounting and administration fees[1]	28,740
Accrued Chief Compliance Officer service fees[1]	2,257
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	1,163
Payable for securities purchased	2,888,809
Futures variation margin payable	549,303
Payable for fund shares repurchased	345,118
Distributions payable	342
Other payables and accrued expenses	123,480

TOTAL LIABILITIES	4,040,866

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$768,199,733

NET ASSETS CONSIST OF:

Capital stock	$784,158
Additional paid-in-capital	827,714,661
Total distributable earnings (loss)	(60,299,086)

TOTAL NET ASSETS	$768,199,733

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($5,216,605/529,895 shares)	$9.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($250,264,231/25,534,069 shares)	$9.80

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($512,718,897/52,351,870 shares)	$9.79

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$20,414,895
Dividends	512,041

Total Investment Income	20,926,936

EXPENSES:

Management fees (Note 3)	1,176,887
Sub-transfer agent fees (Note 3)	137,972
Fund accounting and administration fees (Note 3)	73,853
Directors’ fees (Note 3)	54,328
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	7,483
Chief Compliance Officer service fees (Note 3)	4,366
Professional fees	54,367
Custodian fees	14,181
Recoupment of past waived and/or reimbursed fees (Note 3)	424
Miscellaneous	97,013

Total Expenses	1,620,874
Less reduction of expenses (Note 3)	(869,711)

Net Expenses	751,163

NET INVESTMENT INCOME	20,175,773

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(3,041,403)
Futures contracts	(1,919,491)
Foreign currency and translation of other assets and liabilities	19,526

(4,941,368)

Net change in unrealized appreciation (depreciation) on-
Investments	(2,442,722)
Futures contracts	(4,441,075)
Foreign currency and translation of other assets and liabilities	(29,031)

(6,912,828)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(11,854,196)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,321,577

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED 12/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$20,175,773	$42,464,149
Net realized gain (loss) on investments and foreign currency	(4,941,368)	871,357
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,912,828)	11,012,815

Net increase (decrease) from operations	8,321,577	54,348,321

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(127,402)	(716,304)
Class I	(5,713,453)	(11,521,911)
Class W	(13,386,311)	(29,069,569)
Total distributions to shareholders	(19,227,166)	(41,307,784)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(15,491,438)	(65,041,116)

Net increase (decrease) in net assets	(26,397,027)	(52,000,579)

NET ASSETS:

Beginning of period	794,596,760	846,597,339

End of period	$768,199,733	$794,596,760

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED

		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.98	$9.82	$9.85	$9.65	$10.61	$10.93
Income (loss) from investment operations:
Net investment income[1]	0.23	0.46	0.44	0.39	0.31	0.30
Net realized and unrealized gain (loss) on investments	(0.15)	0.13	(0.05)	0.18	(1.02)	(0.02)
Total from investment operations	0.08	0.59	0.39	0.57	(0.71)	0.28
Less distributions to shareholders:
From net investment income	(0.22)	(0.43)	(0.42)	(0.35)	(0.25)	(0.30)
From net realized gain on investments	—	—	—	—	—	(0.30)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.22)	(0.43)	(0.42)	(0.37)	(0.25)	(0.60)
Net asset value - End of period	$9.84	$9.98	$9.82	$9.85	$9.65	$10.61
Net assets - End of period (000’s omitted)	$5,217	$6,673	$28,523	$29,206	$31,882	$17,776
Total return[2]	0.77%	6.17%	4.08%	5.99%	(6.71% )	2.59%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75% [3,4]	0.75% [4]	0.75%	0.72%	0.72%	0.73%
Net investment income	4.57% [3]	4.61%	4.46%	4.01%	3.15%	2.71%
Series portfolio turnover	22%	53%	51%	42%	60%	69%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.02%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.74%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED

		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.94	$9.79	$9.87	$9.74	$10.75	$11.17
Income (loss) from investment operations:
Net investment income[1]	0.24	0.48	0.47	0.42	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.15)	0.14	(0.05)	0.16	(1.05)	(0.03)
Total from investment operations	0.09	0.62	0.42	0.58	(0.70)	0.31
Less distributions to shareholders:
From net investment income	(0.23)	(0.47)	(0.50)	(0.43)	(0.31)	(0.38)
From net realized gain on investments	—	—	—	—	—	(0.35)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.23)	(0.47)	(0.50)	(0.45)	(0.31)	(0.73)
Net asset value - End of period	$9.80	$9.94	$9.79	$9.87	$9.74	$10.75
Net assets - End of period (000’s omitted)	$250,264	$242,755	$245,873	$187,137	$192,903	$36,639
Total return[2]	0.90%	6.41%	4.39%	6.16%	(6.42% )	2.81%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.49% [3]	0.49%	0.47%	0.49%	0.47%	0.49%
Net investment income	4.86% [3]	4.81%	4.74%	4.25%	3.47%	2.97%
Series portfolio turnover	22%	53%	51%	42%	60%	69%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED

		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.93	$9.78	$9.81	$9.62	$10.57	$10.90
Income (loss) from investment operations:
Net investment income[1]	0.26	0.52	0.51	0.45	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.15)	0.14	(0.05)	0.17	(1.01)	(0.03)
Total from investment operations	0.11	0.66	0.46	0.62	(0.64)	0.34
Less distributions to shareholders:
From net investment income	(0.25)	(0.51)	(0.49)	(0.41)	(0.31)	(0.37)
From net realized gain on investments	—	—	—	—	—	(0.30)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.25)	(0.51)	(0.49)	(0.43)	(0.31)	(0.67)
Net asset value - End of period	$9.79	$9.93	$9.78	$9.81	$9.62	$10.57
Net assets - End of period (000’s omitted)	$512,719	$545,168	$572,200	$599,708	$592,728	$673,807
Total return[2]	1.09%	6.85%	4.85%	6.66%	(6.05% )	3.19%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.28% [3]	5.25%	5.16%	4.69%	3.68%	3.40%
Series portfolio turnover	22%	53%	51%	42%	60%	69%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.33%	[3]	0.33%	0.32%	0.34%	0.32%	0.32%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Consumer Discretionary	$407,093	$—	$—	$407,093
Debt securities:
Loan Assignments	8,534,894	—	8,534,894	—
U.S. Treasury and other U.S.
Government agencies	197,340,735	—	197,340,735	—
Corporate debt:
Communication Services	3,578,970	—	3,578,970	—
Consumer Discretionary	9,040,741	—	9,040,741	—
Energy	18,664,931	—	18,664,931	—
Financials	48,130,783	—	48,130,783	—
Industrials	19,485,603	—	19,485,603	—
Materials	19,426,000	—	19,426,000	—
Real Estate	18,242,583	—	18,242,583	—
Utilities	8,626,883	—	8,626,883	—
Asset-backed securities	197,825,856	—	197,825,856	—
Commercial mortgage-backed
securities	167,369,551	—	167,369,551	—
Foreign government bonds	4,642,322	—	4,642,322	—
Exchange-traded fund	16,175,135	16,175,135	—	—
Short-Term Investment	22,401,441	22,401,441	—	—
Other financial instruments:*
Interest rate contracts	473,043	473,043	—	—
Total assets	760,366,564	39,049,619	720,909,852	407,093
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(2,529,103)	(2,529,103)	—	—
Interest rate contracts	(1,099,012)	(1,099,012)	—	—
Total liabilities	(3,628,115)	(3,628,115)	—	—
Total	$756,738,449	$35,421,504	$720,909,852	$407,093

* Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2026.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on June 30, 2026.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

The following table presents the present value of derivatives held at June 30, 2026 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation[1]	$473,043
Derivative	Liabilities Location
Foreign currency exchange contracts	Net unrealized depreciation[1]	$(2,529,103)
Interest rate contracts	Net unrealized depreciation[1]	$(1,099,012)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on investments[2]	$(415,044)
Interest rate contracts	Net realized gain (loss) on futures contracts	$(929,293)
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(990,198)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(2,593,493)
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,847,582)

1Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

2Options purchased are included in net realized gain (loss) on investments.

The average month-end balances for the six months ended June 30, 2026 were as follows:

Futures Contracts:
Average number of contracts purchased	2,087
Average number of contracts sold	589
Average notional value of contracts purchased	$253,130,567
Average notional value of contracts sold	$78,908,632
Options:
Average number of option contracts purchased	1,200
Average notional value of option contracts purchased	$133,800,000

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2026.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2026.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2022 through December 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. During the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $3,292 and $134,680 respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $800,599 in management fees for Class W for the six months ended June 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $69,112 for Class W shares for the six months ended June 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended June 30, 2026, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

RECOUPED
CLASS	AMOUNT
Class S	$424

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	2028	2029	TOTAL
Class S	$—	$4,338	$—	$—	$4,338
Class W	141,376	137,133	156,446	69,112	504,067

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $80,654,806 and $87,679,935, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $80,547,867 and $91,438,535, respectively.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,293	$162,428	427,052	$4,230,770
Reinvested	12,775	126,764	71,955	713,595
Repurchased	(167,611)	(1,667,928)	(2,735,280)	(27,116,371)
Total	(138,543)	$(1,378,736)	(2,236,273)	$(22,172,006)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,070,416	$30,442,699	7,754,133	$76,746,931
Reinvested	578,495	5,713,325	1,165,141	11,521,609
Repurchased	(2,536,941)	(25,158,315)	(9,618,338)	(95,153,739)
Total	1,111,970	$10,997,709	(699,064)	$(6,885,199)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,793,833	$27,758,906	3,612,202	$35,707,750
Reinvested	1,333,086	13,157,748	2,897,367	28,622,673
Repurchased	(6,674,299)	(66,027,065)	(10,138,662)	(100,314,334)
Total	(2,547,380)	$(25,110,411)	(3,629,093)	$(35,983,911)

Approximately 67% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments and Loan Assignments (continued)

the six months ended June 30, 2026, the Series invested in futures contracts (credit, foreign currency exchange and interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2025 were as follows:

Ordinary income	$41,307,784

At June 30, 2026, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$771,201,821
Unrealized appreciation	6,016,218
Unrealized depreciation	(17,324,518)
Net unrealized depreciation	$(11,308,300)

At December 31, 2025, the Series had net short-term capital loss carryforwards of $8,537,109 and net long-term capital loss carryforwards of $32,068,287, which may be carried forward indefinitely.

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

{This page intentionally left blank}

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/26-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS - 91.2%
FHLMC Multifamily VRD Certificates, Series ML-3, Revenue Bond, 4.641%, 10/25/2040[2]	1,995,940	$2,074,670
Freddie Mac Multifamily M.L. Certificates, Series ML19, Class A, 4.033%, 12/25/2036[2]	2,118,632	2,119,735
		4,194,405

ALABAMA - 6.4%
Black Belt Energy Gas District
Series A, Revenue Bond, 5.000%, 12/1/2034	1,750,000	1,848,693
Series C, Revenue Bond, 5.250%, 6/1/2036	1,750,000	1,885,280
Series E, Revenue Bond, 5.000%, 7/1/2033	1,750,000	1,831,263
Series F, Revenue Bond, 5.000%, 12/1/2035	1,395,000	1,474,120
Energy Southeast A Cooperative District, Series B, Revenue Bond, 5.000%, 11/1/2033	2,000,000	2,127,450
Southeast Energy Authority A Cooperative District, Series E, Revenue Bond, 5.000%, 10/1/2030	1,750,000	1,868,263
		11,035,069

ARIZONA - 0.3%
Pinal County Unified School District No. 21 Coolidge
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2032	175,000	194,817
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2033	130,000	146,973
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2035	150,000	166,999
		508,789

COLORADO - 0.5%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	789,169

DELAWARE - 0.3%
Delaware State Housing Authority, Series A, Revenue Bond, 3.350%, 1/1/2032	450,000	450,554

DISTRICT OF COLUMBIA - 4.5%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,327,234
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,181,455
District of Columbia Income Tax
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,207,164
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,043,760
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	$1,044,240
		7,803,853

FLORIDA - 3.9%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,230,364
Central Florida Expressway Authority
Highway Impt., Senior Lien, Series D, Revenue Bond, 5.000%, 7/1/2033	825,000	907,548
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	512,010
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,089,211
		6,739,133

HAWAII - 0.8%
Maui County, Public Impt., G.O. Bond, 5.000%, 3/1/2034	1,305,000	1,427,538

ILLINOIS - 5.3%
Bradley, Public Impt., Series A, G.O. Bond, 5.000%, 12/15/2030	1,185,000	1,288,435
Elgin, Water Utility Impt., G.O. Bond, 5.000%, 12/15/2036	1,310,000	1,463,042
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,051,242
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,611,587
Kankakee Will Grundy Etc Counties Community College District No. 520 Kankakee, G.O. Bond, 5.000%, 12/1/2028	1,000,000	1,049,291
Lake in the Hills, Multiple Utility Impt., G.O. Bond, 5.000%, 12/15/2037	710,000	784,926
Rock Island County School District No. 41 Rock Island, School Impt., Series A, G.O. Bond, AGC, 5.000%, 1/1/2035	400,000	447,341
United City of Yorkville
Series B, G.O. Bond, 5.000%, 12/30/2028	200,000	210,798
Series B, G.O. Bond, 5.000%, 12/30/2029	175,000	187,590
Series B, G.O. Bond, 5.000%, 12/30/2030	175,000	190,320
Series B, G.O. Bond, 5.000%, 12/30/2031	300,000	330,401
Series B, G.O. Bond, 5.000%, 12/30/2032	225,000	250,295
Series B, G.O. Bond, 5.000%, 12/30/2033	260,000	291,710
		9,156,978

INDIANA - 1.6%
Indiana Bond Bank, Series 1, Revenue Bond, 5.000%, 8/15/2036	2,000,000	2,217,076

The accompanying notes are an integral part of the financial statements.

1

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
INDIANA (continued)
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond, 5.000%, 2/1/2030	500,000	$528,961
		2,746,037
IOWA - 2.9%
Altoona, Series A, G.O. Bond, 5.000%, 6/1/2036	1,845,000	2,032,177
Le Mars Community School District, School Impt., G.O. Bond, AGC, 5.000%, 6/1/2034	1,000,000	1,095,886
PEFA, Inc., Series A, Revenue Bond, 5.000%, 4/1/2035	1,700,000	1,818,590
		4,946,653
KENTUCKY - 1.7%
Kenton County School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,050,000	1,152,577
Kentucky Public Energy Authority, Series C, Revenue Bond, 5.000%, 5/1/2036	1,750,000	1,845,318
		2,997,895
LOUISIANA - 0.3%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	508,981

MAINE - 1.0%
Bar Harbor, Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,108,279
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	693,916
		1,802,195
MARYLAND - 0.6%
Maryland, School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,074,993

MASSACHUSETTS - 3.1%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,295,061

MICHIGAN - 0.7%
Charter Township of White Lake
G.O. Bond, 5.000%, 3/1/2036	575,000	654,937
G.O. Bond, 5.000%, 3/1/2037	515,000	582,405
		1,237,342
MINNESOTA - 1.2%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,060,533

MISSOURI - 0.8%
Fort Zumwalt School District, School Impt., G.O. Bond, BAM, 5.000%, 3/1/2033	1,260,000	1,353,233
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEBRASKA - 2.2%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	$688,914
Omaha Public Power District
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,166,061
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,031,009
		3,885,984
NEVADA - 2.4%
Clark County, Public Impt., G.O. Bond, 5.000%, 11/1/2031	3,970,000	4,217,628

NEW YORK - 10.8%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,017,418
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,549,014
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	124,669
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,072,470
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,592,072
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,721,041
New York State Dormitory Authority, Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,038,774
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,558,538
		18,673,996
NORTH CAROLINA - 2.8%
Guilford County, Public Impt., Series B, G.O. Bond, 5.461%, 8/1/2030	1,400,000	1,417,049
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,521,860
North Carolina Housing Finance Agency, Series 60, Revenue Bond, 3.550%, 7/1/2036	1,000,000	976,749
		4,915,658
NORTH DAKOTA - 2.9%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,462,583
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,582,199
		5,044,782

The accompanying notes are an integral part of the financial statements.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
OHIO - 3.2%
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	$1,082,398
Ohio, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	2,023,864
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,430,521
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,059,184
		5,595,967
OKLAHOMA - 0.4%
Oklahoma Housing Finance Agency, Series B, Revenue Bond, 2.850%, 3/1/2029	640,000	640,356

PENNSYLVANIA - 3.2%
Central Dauphin School District, G.O. Bond, 5.000%, 5/15/2037	500,000	554,399
Ephrata Area School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,175,000	1,261,951
Garnet Valley School District, School Impt., G.O. Bond, 5.000%, 4/1/2034	940,000	1,014,722
Lancaster School District
Series A, G.O. Bond, BAM, 5.000%, 6/1/2032	500,000	551,828
Series A, G.O. Bond, BAM, 5.000%, 6/1/2034	1,000,000	1,107,513
Pennsylvania Turnpike Commission, Revenue Bond, 5.000%, 12/1/2030	765,000	789,941
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	325,181
		5,605,535
SOUTH CAROLINA - 0.5%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	886,977

TENNESSEE - 3.8%
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,042,389
Metropolitan Government of Nashville & Davidson County
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 5/15/2034	1,250,000	1,362,328
Public Impt., G.O. Bond, 5.707%, 7/1/2034	1,885,000	1,940,873
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,267,585
Tennessee Housing Development Agency, Series 1, Revenue Bond, 1.600%, 1/1/2030	1,080,000	996,337
		6,609,512
TEXAS - 6.2%
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,349,518
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
Judson Independent School District, G.O. Bond, 5.000%, 2/1/2036	835,000	$939,365
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,117,015
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,501,240
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	201,544
Revenue Bond, 5.000%, 12/15/2027	600,000	614,533
Revenue Bond, 5.000%, 12/15/2028	250,000	259,496
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bond, 5.000%, 4/1/2036	1,750,000	1,846,406
		10,829,117
UTAH - 0.6%
Utah Housing Corp., Series A, Revenue Bond, 2.900%, 1/1/2031	1,000,000	992,012

WASHINGTON - 6.8%
Seattle, Municipal Light & Power, Electric Light & Power Impt., Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,132,604
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,077,365
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,076,393
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,537,617
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,041,885
		11,865,864
WISCONSIN - 7.1%
Appleton Area School District, G.O. Bond, 5.000%, 3/1/2033	1,260,000	1,348,227
Cameron School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2038	925,000	1,011,584
Eau Claire Area School District, G.O. Bond, 5.000%, 4/1/2032	1,380,000	1,482,689
Fond Du Lac, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2031	2,565,000	2,726,347
Madison Metropolitan School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,095,000	1,174,714
Pierce County, Series A, G.O. Bond, 5.000%, 3/1/2036	1,540,000	1,699,625
Union Grove Union High School District, School Impt., G.O. Bond, 5.000%, 3/1/2036	1,015,000	1,121,978

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
West Salem School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2039	1,590,000	$1,726,371
		12,291,535
TOTAL MUNICIPAL BONDS
(Identified Cost $158,906,182)		158,183,334

EXCHANGE-TRADED FUND - 2.7%
iShares National Muni Bond ETF
(Identified Cost $4,937,332)	43,351	4,665,434

U.S. TREASURY SECURITIES - 4.6%

U.S. Treasury Notes - 4.6%
U.S. Treasury Note
4.00%, 1/15/2027	1,000,000	1,000,078
1.50%, 1/31/2027	1,000,000	985,586
2.25%, 2/15/2027	1,000,000	989,180
4.125%, 2/15/2027	1,000,000	1,000,586
4.25%, 1/15/2028	1,000,000	1,001,055
3.50%, 1/31/2028	1,000,000	989,687
1.75%, 1/31/2029	1,000,000	941,172
2.625%, 2/15/2029	1,000,000	961,953

Total U.S. Treasury Notes
(Identified Cost $7,877,426)		7,869,297

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,877,426)		7,869,297

SHORT-TERM INVESTMENT - 0.4%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[3]
(Identified Cost $716,156)	716,156	716,156

TOTAL INVESTMENTS - 98.9%
(Identified Cost $172,437,096)		171,434,221
OTHER ASSETS, LESS LIABILITIES - 1.1%		1,990,638
NET ASSETS - 100.0%		$173,424,859

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corporation)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2026

(unaudited)

1Amount is stated in USD unless otherwise noted.

2Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2026.

3Rate shown is the current yield as of June 30, 2026.

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $172,437,096) (Note 2)	$171,434,221
Interest receivable	2,026,764
Receivable for securities sold	115,000
Receivable for fund shares sold	24,856
Dividends receivable	7,574
Prepaid expenses	15,128

TOTAL ASSETS	173,623,543

LIABILITIES:

Accrued fund accounting and administration fees[1]	16,182
Accrued Chief Compliance Officer service fees[1]	2,257
Directors’ fees payable[1]	285
Accrued management fees[1]	147
Payable for fund shares repurchased	129,526
Professional fees payable	30,517
Accrued printing and postage fees payable	13,622
Other payables and accrued expenses	6,148

TOTAL LIABILITIES	198,684

TOTAL NET ASSETS	$173,424,859

NET ASSETS CONSIST OF:

Capital stock	$164,823
Additional paid-in-capital	174,243,320
Total distributable earnings (loss)	(983,284)

TOTAL NET ASSETS	$173,424,859

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($599,281/56,969 shares)	$10.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($172,825,578/16,425,310 shares)	$10.52

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$2,729,242
Dividends	122,052

Total Investment Income	2,851,294

EXPENSES:

Management fees (Note 3)	273,985
Fund accounting and administration fees (Note 3)	41,293
Directors’ fees (Note 3)	12,614
Chief Compliance Officer service fees (Note 3)	4,365
Professional fees	31,290
Custodian fees	3,115
Miscellaneous	39,947

Total Expenses	406,609
Less reduction of expenses (Note 3)	(273,099)

Net Expenses	133,510

NET INVESTMENT INCOME	2,717,784

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(724,541)

Net change in unrealized appreciation (depreciation) on investments	604,860

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(119,681)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,598,103

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED 12/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,717,784	$5,772,399
Net realized gain (loss) on investments	(724,541)	(783,199)
Net change in unrealized appreciation (depreciation) on investments	604,860	4,932,420

Net increase (decrease) from operations	2,598,103	9,921,620

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(7,696)	(17,740)
Class W	(2,592,847)	(5,611,176)

Total distributions to shareholders	(2,600,543)	(5,628,916)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(39,996,459)	4,981,916

Net increase (decrease) in net assets	(39,998,899)	9,274,620

NET ASSETS:

Beginning of period	213,423,758	204,149,138

End of period	$173,424,859	$213,423,758

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$ 10.53	$ 10.33	$ 10.48	$ 10.24	$ 10.94	$ 11.58
Income (loss) from investment operations:
Net investment income[1]	0.14	0.24	0.19	0.17	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.01)	0.20	(0.16)	0.24	(0.74)	(0.08)
Total from investment operations	0.13	0.44	0.03	0.41	(0.64)	0.02
Less distributions to shareholders:
From net investment income	(0.14)	(0.24)	(0.18)	(0.17)	(0.06)	(0.09)
From net realized gain on investments	—	—	—	—	(0.00)[2]	(0.57)
Total distributions to shareholders	(0.14)	(0.24)	(0.18)	(0.17)	(0.06)	(0.66)
Net asset value - End of period	$ 10.52	$ 10.53	$ 10.33	$ 10.48	$ 10.24	$ 10.94
Net assets - End of period (000’s omitted)	$ 599	$ 584	$ 917	$ 1,383	$ 2,162	$ 2,430
Total return[3]	1.21%	4.30%	0.29%	4.10%	(5.83% )	0.16%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.45% [4]	0.47%	0.62%	0.62%	0.63%	0.67%
Net investment income	2.68% [4]	2.34%	1.88%	1.70%	1.00%	0.91%
Series portfolio turnover	16%	30%	11%	20%	10%	23%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53	$10.33	$10.48	$10.24	$10.19	$11.59
Income (loss) from investment operations:
Net investment income[1]	0.16	0.28	0.25	0.23	0.16	0.16
Net realized and unrealized gain (loss) on investments	(0.02)	0.19	(0.17)	0.24	(0.75)	(0.09)
Total from investment operations	0.14	0.47	0.08	0.47	(0.59)	0.07
Less distributions to shareholders:
From net investment income	(0.15)	(0.27)	(0.23)	(0.23)	(0.11)	(0.15)
From net realized gain on investments	—	—	—	—	(0.00)[2]	(0.57)
Total distributions to shareholders	(0.15)	(0.27)	(0.23)	(0.23)	(0.11)	(0.72)
Net asset value - End of period	$10.52	$10.53	$10.33	$10.48	$10.24	$10.94
Net assets - End of period (000’s omitted)	$ 172,826	$ 212,839	$ 203,232	$ 247,661	$ 212,971	$ 115,940
Total return[3]	1.35%	4.64%	0.80%	4.62%	(5.40% )	0.62%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.15% [4]	0.13%	0.12%	0.12%	0.13%	0.17%
Net investment income	2.98% [4]	2.69%	2.38%	2.21%	1.53%	1.42%
Series portfolio turnover	16%	30%	11%	20%	10%	23%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.30%	[4]	0.33%	0.50%	0.50%	0.50%	0.50%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

11

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$158,183,334	$—	$158,183,334	$—
U.S. Treasury and other U.S.
Government agencies	7,869,297	—	7,869,297	—
Exchange-traded fund	4,665,434	4,665,434	—	—
Short-Term Investment	716,156	716,156	—	—
Total assets	$171,434,221	$5,381,590	$166,052,631	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or June 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

12

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2022 through December 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.60% of the average daily net assets of the Class A shares and 0.30% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $273,099 in management fees for Class W shares for the six months ended June 30, 2026. This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2026, there are no expenses eligible to be recouped by the Advisor.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $26,885,571 and $63,149,958, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $1,917,422 and $1,820,821, respectively.

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,735	$18,400	10,054	$104,512
Reinvested	732	7,696	1,714	17,740
Repurchased	(995)	(10,442)	(45,087)	(464,366)
Total	1,472	$15,654	(33,319)	$(342,114)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	610,036	$6,436,118	3,209,347	$33,093,730
Reinvested	245,027	2,577,379	537,037	5,569,169
Repurchased	(4,642,253)	(49,025,610)	(3,201,701)	(33,338,869)
Total	(3,787,190)	$(40,012,113)	544,683	$5,324,030

Over 99% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2025 were as follows:

Ordinary income	$473,615
Tax exempt income	5,155,301

At June 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$172,437,096
Unrealized appreciation	717,158
Unrealized depreciation	(1,720,033)
Net unrealized depreciation	$(1,002,875)

As of December 31, 2025, the Series had net short-term capital loss carryforwards of $94,676 and net long-term capital loss carryforwards of $1,881,885, which may be carried forward indefinitely.

10.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

16

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

17

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

18

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

19

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22

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/26-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 2.2%

C&S Wholesale Grocers, Inc., Initial Term Loan B, (3 mo. U.S. Secured Overnight Financing Rate + 5.000%), 8.732%, 9/23/2030[2]	12,058,875	$11,561,446
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 2.750%), 6.482%, 2/14/2031[2]	21,744,099	21,037,416

TOTAL LOAN ASSIGNMENTS (Identified Cost $33,507,165)		32,598,862

CORPORATE BONDS - 94.0%

Non-Convertible Corporate Bonds- 94.0%
Communication Services - 7.5%
Diversified Telecommunication Services - 1.5%
ATP Tower Holdings - Andean Telecom Partners Chile S.p.A. - Andean Tower Partners C (Chile), 7.875%, 2/3/2030[3]	3,000,000	3,098,730
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	19,640,000	19,550,445
		22,649,175
Entertainment - 1.0%
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/2034[3]	13,660,000	14,495,879

Interactive Media & Services - 1.1%
Cars.com, Inc., 6.375%, 11/1/2028[3]	3,999,000	3,966,682
Ziff Davis, Inc., 4.625%, 10/15/2030[3]	12,901,000	12,125,730
		16,092,412
Media - 3.9%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.25%, 2/1/2031[3]	23,827,000	21,464,460
Directv Financing LLC - Directv Financing Co-Obligor, Inc., 10.00%, 2/15/2031[3]	14,305,000	14,859,191
Stagwell Global LLC, 5.625%, 8/15/2029[3]	22,015,000	21,237,067
		57,560,718
Total Communication Services.		110,798,184

Consumer Discretionary - 8.6%
Auto Components - 1.4%
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032[3]	20,690,000	20,613,834

Automobiles - 0.9%
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/2030[3]	14,150,000	13,909,375

Diversified Consumer Services - 1.3%
McGraw-Hill Education, Inc., 7.375%, 9/1/2031[3]	4,520,000	4,592,517
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Diversified Consumer Services (continued)
The ADT Security Corp., 5.875%, 10/15/2033[3]	14,470,000	$14,215,488
		18,808,005
Hotels, Restaurants & Leisure - 3.4%
Affinity Interactive, 6.875%, 12/15/2027[3]	28,295,000	15,832,302
Brightstar Lottery plc - Brightstar Global Solutions Corp. (United Kingdom), 5.75%, 1/15/2033[3]	21,985,000	21,553,604
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[3]	14,000,000	13,570,804
		50,956,710
Household Durables - 1.5%
LGI Homes, Inc., 4.00%, 7/15/2029[3]	23,178,000	21,553,894

Internet & Direct Marketing Retail - 0.1%
Flutter Treasury DAC (United Kingdom), 5.875%, 6/4/2031[3]	1,685,000	1,678,625

Total Consumer Discretionary		127,520,443

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 0.6%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	9,568,000	9,072,157

Food Products - 1.9%
Fiesta Purchaser, Inc., 7.875%, 3/1/2031[3]	7,105,000	7,167,873
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	24,205,000	21,286,111
		28,453,984
Total Consumer Staples		37,526,141

Energy - 12.9%
Energy Equipment & Services - 3.5%
Alpine Energy LLC, 13.00%, 4/30/2029[3]	13,250,000	13,234,386
Bristow Group, Inc., 6.75%, 2/1/2033[3]	21,562,000	21,625,219
SESI LLC, 7.875%, 9/30/2030[3]	16,084,000	16,343,703
		51,203,308
Metals & Mining - 2.2%
Futura Resources Ltd. (Australia), 13.125%, 1/9/2031	14,000,000	11,900,000
SunCoke Energy, Inc., 4.875%, 6/30/2029[3]	22,690,000	21,462,294
		33,362,294
Oil, Gas & Consumable Fuels - 7.2%
Harvest Midstream I LP, 6.75%, 5/15/2034[3]	14,185,000	14,376,978
International Seaways, Inc., 7.125%, 9/23/2030	19,000,000	19,184,487
Kinetik Holdings LP, 6.625%, 12/15/2028[3]	10,049,000	10,215,820

The accompanying notes are an integral part of the financial statements.

1

High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Neo Next+ Energy Consolidated Holdings Ltd. (United Kingdom), 6.625%, 6/11/2031[3]	14,200,000	$13,991,664
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/21/2024-09/23/2024, cost $17,399,143)[4]	19,325,000	3,030,163
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.375%, 2/15/2032[3]	2,315,000	2,410,934
Samos Energy Infrastructure Ltd. (Jersey), 10.50%, 7/13/2030[3]	4,950,000	4,949,995
Serica Energy plc (United Kingdom), 7.875%, 5/12/2031	9,800,000	9,901,459
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	25,630,000	27,620,120
		105,681,620
Total Energy		190,247,222

Financials - 27.0%
Banks - 1.3%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	15,916,000	16,402,097
The Bancorp, Inc., 7.375%, 9/1/2030	2,515,000	2,588,355
		18,990,452
Capital Markets - 5.2%
BGC Group, Inc., 6.60%, 6/10/2029	13,265,000	13,679,364
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[3]	22,540,000	21,602,889
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 9.00%, 6/15/2030	29,016,000	27,063,029
StoneX Escrow Issuer LLC, 6.875%, 7/15/2032[3]	13,818,000	14,208,371
		76,553,653
Consumer Finance - 4.4%
Encore Capital Group, Inc., 6.625%, 4/15/2031[3]	14,455,000	14,614,571
PRA Group, Inc., 8.875%, 1/31/2030[3]	26,390,000	27,232,812
SLM Corp.,
6.50%, 1/31/2030	4,043,000	4,101,512
(U.S. Secured Overnight Financing Index + 2.710%), 6.495%, 5/15/2032[5]	18,410,000	18,413,313
		64,362,208
Financial Services - 9.1%
Burford Capital Global Finance LLC, 7.50%, 7/15/2033[3]	29,335,000	24,851,822
Clear Street Holdings LLC, 8.00%, 9/30/2030[3]	14,000,000	13,952,724
Golden Pear Funding HoldCo LLC, 10.00%, 4/30/2031[3]	7,000,000	7,007,240
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.,
5.00%, 8/15/2028[3]	15,445,000	$14,916,107
6.625%, 10/15/2031[3]	15,255,000	15,020,086
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 7.75%, 5/15/2031[3]	21,605,000	21,408,719
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[3]	9,990,000	10,430,998
Velocity Commercial Capital LLC, 9.375%, 2/15/2031[3]	19,455,000	20,128,227
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $7,000,000)[4]	7,000,000	7,429,305
		135,145,228
Insurance - 5.6%
Acrisure LLC - Acrisure Finance, Inc., 6.75%, 7/1/2032[3]	14,694,000	13,210,424
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[3]	35,905,000	36,368,886
F&G Annuities & Life, Inc., 6.50%, 6/4/2029	19,055,000	19,458,075
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	12,707,000	13,270,007
		82,307,392
Mortgage Real Estate Investment Trusts (REITS) - 1.4%
Arbor Realty SR, Inc.,
9.00%, 10/15/2027[3]	6,000,000	5,962,594
7.875%, 7/15/2030[3]	15,605,000	14,694,054
		20,656,648
Total Financials		398,015,581

Health Care - 9.6%
Health Care Equipment & Supplies - 0.9%
Teleflex, Inc., 4.25%, 6/1/2028[3]	14,085,000	13,878,927

Health Care Providers & Services - 5.3%
Adapthealth LLC, 4.625%, 8/1/2029[3]	14,557,000	14,056,712
Centene Corp., 2.50%, 3/1/2031	25,300,000	22,095,290
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[3]	19,985,000	20,867,507
Radiology Partners, Inc., 8.50%, 7/15/2032[3]	20,480,000	21,451,518
		78,471,027
Life Science Tools & Service - 0.5%
Charles River Laboratories International, Inc., 4.25%, 5/1/2028[3]	7,035,000	6,899,003

Pharmaceuticals - 2.9%
1261229 BC Ltd., 10.00%, 4/15/2032[3]	20,581,000	20,832,857
Harrow, Inc., 8.625%, 9/15/2030[3]	7,140,000	7,263,608
The accompanying notes are an integral part of the financial statements.

2

High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Jazz Securities DAC, 4.375%, 1/15/2029[3]	14,405,000	$14,106,086
		42,202,551
Total Health Care		141,451,508

Industrials - 9.3%
Building Products - 0.8%
ADI Escrow Issuer LLC, 7.125%, 7/15/2034[3]	11,695,000	11,921,927

Commercial Services & Supplies - 2.4%
Cartiga LLC, 11.50%, 6/15/2031 (Acquired 06/15/2026, cost $7,000,000)[4]	7,000,000	7,000,001
CoreCivic, Inc., 4.75%, 10/15/2027	14,285,000	14,204,815
The GEO Group, Inc., 10.25%, 4/15/2031	12,969,000	14,022,758
		35,227,574
Construction & Engineering - 1.0%
Tutor Perini Corp., 6.625%, 7/15/2033[3]	14,435,000	14,526,505

Marine Transportation - 2.0%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030	14,750,000	15,383,619
Navios South American Logistics, Inc. (Uruguay), 8.875%, 7/14/2030[3]	13,400,000	13,843,645
		29,227,264
Passenger Airlines - 1.4%
Alaska Airlines, Inc., 6.50%, 6/1/2031[3]	21,200,000	21,303,738

Trading Companies & Distributors - 1.7%
Airborne Capital USA LLC, 10.50%, 8/2/2029	5,000,000	4,270,139
Avation Group S Pte Ltd. (Singapore), 8.50%, 5/15/2031[3]	21,360,000	20,158,272
		24,428,411
Total Industrials		136,635,419

Information Technology - 5.5%
IT Services - 2.1%
CoreWeave, Inc., 9.00%, 2/1/2031[3]	1,910,000	1,888,680
Meridian Arc Holdco LLC, 6.25%, 4/30/2031[3]	14,250,000	14,275,762
SE Cosmos LLC, 8.875%, 5/1/2031[3]	14,250,000	14,650,154
		30,814,596
Software - 3.4%
Cloud Software Group, Inc., 6.50%, 3/31/2029[3]	11,205,000	10,876,353
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028[3]	5,570,000	5,569,080
Core Scientific Finance I LLC, 7.75%, 5/15/2031[3]	19,630,000	19,902,080
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Flash Compute LLC, 7.25%, 12/31/2030[3]	13,940,000	$14,340,656
		50,688,169
Total Information Technology		81,502,765

Materials - 6.9%
Chemicals - 1.0%
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 2/15/2031[3]	13,565,000	14,020,511

Containers & Packaging - 0.8%
OI European Group B.V., 4.75%, 2/15/2030[3]	13,086,000	12,423,942

Metals & Mining - 3.8%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	9,150,000	10,110,750
Cornish Metals plc (United Kingdom), 13.50%, 5/21/2032[3]	6,935,000	7,197,952
Endeavour Mining plc (Côte d'Ivoire), 7.00%, 5/28/2030[3]	6,785,000	6,913,627
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[3]	20,315,000	20,860,796
Theta Gold Mines Ltd. (Australia), 12.75%, 6/12/2030[3]	10,900,000	10,791,000
		55,874,125
Paper & Forest Products - 1.3%
Magnera Corp., 7.25%, 11/15/2031[3]	19,460,000	18,928,607

Total Materials		101,247,185

Real Estate - 1.8%
Real Estate Management & Development - 1.5%
Five Point Operating Co. LP, 8.00%, 10/1/2030[3]	21,410,000	21,923,852

Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,114,250)[4]	4,355,000	4,355,856

Total Real Estate		26,279,708

Utilities - 2.4%
Electric Utilities - 1.2%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[3]	17,147,000	16,804,100

Independent Power and Renewable Electricity Producers - 1.2%
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	18,842,000	18,202,184

Total Utilities		35,006,284

TOTAL CORPORATE BONDS (Identified Cost $1,411,388,787)		1,386,230,440

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 0.1%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $1,933,500)	1,933,499	$1,944,890

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $178,794)[2,4]
(Identified Cost $178,792)	178,792	178,777

SHORT-TERM INVESTMENT - 3.3%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[6]
(Identified Cost $48,407,821)	48,407,821	48,407,821

TOTAL INVESTMENTS - 99.6% (Identified Cost $1,495,416,065)		1,469,360,790

OTHER ASSETS, LESS LIABILITIES - 0.4%		5,660,280
NET ASSETS - 100%		$1,475,021,070

REIT - Real Estate Investment Trust

## Less than 0.1%.
[1]Amount is stated in USD unless otherwise noted.
[2]Floating rate security. Rate shown is the rate in effect as of June 30, 2026.
[3]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2026 was $1,130,310,936, which represented 76.6% of the Series’ Net Assets.
[4]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2026 was $21,994,102, or 1.5% of the Series’ Net Assets.
[5]Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.
[6]Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $1,495,416,065) (Note 2)	$1,469,360,790
Cash	216,528
Interest receivable	26,013,330
Receivable for securities sold	4,045,414
Receivable for fund shares sold	1,712,960
Dividends receivable	121,734
Prepaid expenses	7,391

TOTAL ASSETS	1,501,478,147

LIABILITIES:

Accrued management fees[1]	482,948
Accrued sub-transfer agent fees[1]	386,358
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	35,496
Accrued fund accounting and administration fees[1]	30,612
Accrued Chief Compliance Officer service fees[1]	2,257
Payable for securities purchased	23,326,012
Payable for fund shares repurchased	2,052,240
Other payables and accrued expenses	141,154

TOTAL LIABILITIES	26,457,077

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$1,475,021,070

NET ASSETS CONSIST OF:

Capital stock	$1,520,854
Additional paid-in-capital	1,494,803,166
Total distributable earnings (loss)	(21,302,950)

TOTAL NET ASSETS	$1,475,021,070

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($172,785,210/17,723,427 shares)	$9.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($1,184,347,748/122,197,023 shares)	$9.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($2,812,518/290,729 shares)	$9.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($115,075,594/11,874,225 shares)	$9.69

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$53,033,274
Dividends	600,227

Total Investment Income	53,633,501

EXPENSES:

Management fees (Note 3)	2,850,939
Sub-transfer agent fees (Note 3)	755,818
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	217,841
Directors’ fees (Note 3)	97,280
Fund accounting and administration fees (Note 3)	95,082
Chief Compliance Officer service fees (Note 3)	4,366
Custodian fees	23,613
Recoupment of past waived and/or reimbursed fees (Note 3)	637
Miscellaneous	216,051

Total Expenses	4,261,627
Less reduction of expenses (Note 3)	(6,890)

Net Expenses	4,254,737

NET INVESTMENT INCOME	49,378,764

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,753,376

Net change in unrealized appreciation (depreciation) on investments	(11,547,481)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(6,794,105)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,584,659

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED 12/31/25

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$49,378,764	$102,237,519
Net realized gain (loss) on investments	4,753,376	5,003,621
Net change in unrealized appreciation (depreciation) on investments	(11,547,481)	(17,127,702)

Net increase (decrease) from operations	42,584,659	90,113,438

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(5,464,042)	(14,252,079)
Class I	(37,804,883)	(79,708,488)
Class W	(115,551)	(612,207)
Class Z	(3,753,168)	(7,540,722)

Total distributions to shareholders	(47,137,644)	(102,113,496)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	40,418,414	84,100,001

Net increase (decrease) in net assets	35,865,429	72,099,943

NET ASSETS:

Beginning of period	1,439,155,641	1,367,055,698

End of period	$1,475,021,070	$1,439,155,641

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$9.83	$9.56	$9.04	$10.37	$10.19

Income (loss) from investment operations:
Net investment income[1]	0.32	0.69	0.72	0.71	0.60	0.53
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	0.18	0.45	(1.40)	0.47
Total from investment operations	0.28	0.63	0.90	1.16	(0.80)	1.00
Less distributions to shareholders:
From net investment income	(0.31)	(0.68)	(0.63)	(0.60)	(0.51)	(0.47)
From net realized gain on investments	—	(0.00)[2]	—	—	(0.02)	(0.35)
From return of capital	—	—	—	(0.04)	—	—
Total distributions to shareholders	(0.31)	(0.68)	(0.63)	(0.64)	(0.53)	(0.82)

Net asset value - End of period	$9.75	$9.78	$9.83	$9.56	$9.04	$10.37
Net assets - End of period (000’s omitted)	$172,785	$184,575	$233,408	$73,871	$47,499	$47,108
Total return[3]	2.87%	6.65%	9.64%	13.31%	(7.69% )	9.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.86%[4]	0.88%[5]	0.90%[5]	0.90%	0.90%	0.90%
Net investment income	6.66%[4]	7.01%	7.32%	7.73%	6.23%	5.02%
Series portfolio turnover	45%	92%	96%	94%	93%	128%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.06%	0.07%	0.05%

[1]Calculated based on average shares outstanding during the periods.
[2]Less than $(0.01).
[3]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
[4]Annualized.
[5]Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.87%.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.72	$9.78	$9.60	$9.23	$10.73	$10.71
Income (loss) from investment operations:
Net investment income[1]	0.33	0.71	0.74	0.75	0.67	0.58
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	0.18	0.44	(1.48)	0.49
Total from investment operations	0.29	0.65	0.92	1.19	(0.81)	1.07
Less distributions to shareholders:
From net investment income	(0.32)	(0.71)	(0.74)	(0.77)	(0.67)	(0.62)
From net realized gain on investments	—	(0.00)[2]	—	—	(0.02)	(0.43)
From return of capital	—	—	—	(0.05)	—	—
Total distributions to shareholders	(0.32)	(0.71)	(0.74)	(0.82)	(0.69)	(1.05)
Net asset value - End of period	$9.69	$9.72	$9.78	$9.60	$9.23	$10.73
Net assets - End of period (000’s omitted)	$1,184,348	$1,135,958	$1,043,047	$352,946	$210,242	$67,760
Total return[3]	3.03%	6.89%	9.95%	13.63%	(7.50% )	10.27%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.57%[4]	0.58%	0.61%[5]	0.65%	0.65%	0.65%
Net investment income	6.95%[4]	7.29%	7.62%	7.99%	6.82%	5.28%
Series portfolio turnover	45%	92%	96%	94%	93%	128%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.04%	0.04%	0.02%

[1]Calculated based on average shares outstanding during the periods.
[2]Less than $(0.01).
[3]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
[4]Annualized.
[5]Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.59%.

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.71	$9.77	$9.54	$9.03	$10.36	$10.17
Income (loss) from investment operations:
Net investment income[1]	0.36	0.75	0.81	0.78	0.66	0.63
Net realized and unrealized gain (loss) on investments	(0.06)	(0.06)	0.17	0.44	(1.38)	0.46
Total from investment operations	0.30	0.69	0.98	1.22	(0.72)	1.09
Less distributions to shareholders:
From net investment income	(0.34)	(0.75)	(0.75)	(0.66)	(0.59)	(0.55)
From net realized gain on investments	—	(0.00)[2]	—	—	(0.02)	(0.35)
From return of capital	—	—	—	(0.05)	—	—
Total distributions to shareholders	(0.34)	(0.75)	(0.75)	(0.71)	(0.61)	(0.90)
Net asset value - End of period	$9.67	$9.71	$9.77	$9.54	$9.03	$10.36
Net assets - End of period (000’s omitted)	$2,813	$6,704	$1,564	$77,661	$74,810	$137,215
Total return[3]	3.20%	7.43%	10.62%	14.11%	(6.92% )	10.89%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%[4,5]	0.10%[5]	0.10%[6]	0.10%	0.10%	0.10%
Net investment income	7.45%[4]	7.71%	8.42%	8.50%	6.84%	5.92%
Series portfolio turnover	45%	92%	96%	94%	93%	128%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.40%[4]	0.40%	0.40%	0.47%	0.46%	0.47%

[1]Calculated based on average shares outstanding during the periods.
[2]Less than $(0.01).
[3]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.
[4]Annualized.
[5]Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.06%.
[6]Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.08%.

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.72	$9.78	$9.60	$9.23	$10.73	$10.69
Income (loss) from investment operations:
Net investment income[1]	0.34	0.72	0.75	0.77	0.63	0.60
Net realized and unrealized gain (loss) on investments	(0.05)	(0.06)	0.18	0.43	(1.43)	0.50
Total from investment operations	0.29	0.66	0.93	1.20	(0.80)	1.10
Less distributions to shareholders:
From net investment income	(0.32)	(0.72)	(0.75)	(0.78)	(0.68)	(0.63)
From net realized gain on investments	—	(0.00)[2]	—	—	(0.02)	(0.43)
From return of capital	—	—	—	(0.05)	—	—
Total distributions to shareholders	(0.32)	(0.72)	(0.75)	(0.83)	(0.70)	(1.06)
Net asset value - End of period	$9.69	$9.72	$9.78	$9.60	$9.23	$10.73
Net assets - End of period (000’s omitted)	$115,076	$111,919	$89,037	$29,374	$3,148	$9,813
Total return[3]	3.09%	7.02%	10.01%	13.77%	(7.39% )	10.48%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.46%[4]	0.46%	0.50%[5]	0.50%	0.50%	0.50%
Net investment income	7.06%[4]	7.37%	7.70%	8.23%	6.38%	5.41%
Series portfolio turnover	45%	92%	96%	94%	93%	128%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.06%	0.06%	0.07%

[1]Calculated based on average shares outstanding during the periods.
[2]Less than $(0.01).
[3]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
[4]Annualized.
[5]Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.48%.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 225 million have been designated as High Yield Bond Series Class I common stock, 100 million have been designated to High Yield Bond Series Class Z Common Stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

12

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$32,598,862	$—	$32,598,862	$—
Corporate debt:
Communication Services	110,798,184	—	110,798,184	—
Consumer Discretionary	127,520,443	—	127,520,443	—
Consumer Staples	37,526,141	—	37,526,141	—
Energy	190,247,222	—	190,247,222	—
Financials	398,015,581	—	398,015,581	—
Health Care	141,451,508	—	141,451,508	—
Industrials	136,635,419	—	136,635,419	—
Information Technology	81,502,765	—	81,502,765	—
Materials	101,247,185	—	101,247,185	—
Real Estate	26,279,708	—	26,279,708	—
Utilities	35,006,284	—	35,006,284	—
Asset-backed securities	1,944,890	—	1,944,890	—
Commercial mortgage-backed securities	178,777	—	178,777	—
Short-Term Investment	48,407,821	48,407,821	—	—
Total assets	$1,469,360,790	$48,407,821	$1,420,952,969	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or June 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2026.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2026.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2022 through December 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets for investment advisory services.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $130,705 and $625,113, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $6,890 in management fees for Class W For the six months ended June, 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class S, Class I, Class W, and Class Z, respectively, for the six months ended June 30, 2026.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

For the six months ended June 30, 2026, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class W	$637

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2029	TOTAL
Class W	$37,850	$—	$37,850

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $642,369,170 and $628,126,836, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,714,759	$16,711,766	6,119,849	$59,982,325
Reinvested	520,571	5,063,772	1,355,521	13,235,092
Repurchased	(3,388,250)	(33,066,411)	(12,336,241)	(120,193,276)
Total	(1,152,920)	$(11,290,873)	(4,860,871)	$(46,975,859)

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	21,512,244	$208,867,998	53,348,786	$520,436,883
Reinvested	3,771,919	36,469,575	7,971,699	77,379,002
Repurchased	(19,927,455)	(193,236,052)	(51,133,276)	(494,923,361)
Total	5,356,708	$52,101,521	10,187,209	$102,892,524

CLASS W	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,935	$124,835	1,122,549	$10,808,788
Reinvested	11,954	115,551	63,340	612,206
Repurchased	(424,809)	(4,132,939)	(655,440)	(6,392,512)
Total	(399,920)	$(3,892,553)	530,449	$5,028,482

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	762,349	$7,401,250	10,058,533	$96,500,416
Reinvested	113,659	1,098,866	259,538	2,519,415
Repurchased	(514,648)	(4,999,797)	(7,908,206)	(75,864,977)
Total	361,360	$3,500,319	2,409,865	$23,154,854

Less than 1% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments (continued)

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character distribution paid for the year ended December 31, 2025 were as follows:

Ordinary income	$101,579,172
Long-term capital gains	$534,324

At June 30, 2026, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,497,682,151
Unrealized appreciation	16,761,621
Unrealized depreciation	(45,082,982)
Net unrealized depreciation	$(28,321,361)

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include

20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

21

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

22

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

23

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

24

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End
2. Fund Holdings - Quarter-End
3. Shareholder Report - Annual
4. Shareholder Report - Semi-Annual
5. Financial Statements and Other Information - Annual
6. Financial Statements and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/26-SAR

25

www.manning-napier.com

Manning & Napier Fund, Inc.

Systematic High Yield Bond Series

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 97.2%

Non-Convertible Corporate Bonds- 97.2%
Communication Services - 6.4%
Diversified Telecommunication Services - 1.2%
GCI LLC, 4.75%, 10/15/2028[2]	105,000	$100,125
Level 3 Financing, Inc., 6.875%, 6/30/2033[2]	100,000	102,690
Windstream Services LLC - Windstream Escrow Finance Corp., 8.25%, 10/1/2031[2]	110,000	116,004
		318,819
Entertainment - 0.4%
ROBLOX Corp., 3.875%, 5/1/2030[2]	110,000	104,013

Interactive Media & Services - 0.7%
Cars.com, Inc., 6.375%, 11/1/2028[2]	105,000	104,152
Snap, Inc., 6.875%, 3/15/2034[2]	100,000	96,821
		200,973
Media - 3.4%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.50%, 8/15/2030[2]	110,000	102,315
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	110,000	98,566
Nexstar Media, Inc., 4.75%, 11/1/2028[2]	105,000	102,859
Paramount Global, 3.70%, 6/1/2028	105,000	101,869
Scripps Escrow II, Inc., 3.875%, 1/15/2029[2]	115,000	104,728
Sirius X.M. Radio LLC, 4.00%, 7/15/2028[2]	105,000	102,240
Stagwell Global LLC, 5.625%, 8/15/2029[2]	105,000	101,290
Univision Communications, Inc., 8.50%, 7/31/2031[2]	100,000	100,472
Versant Media Group, Inc., 7.25%, 1/30/2031[2]	100,000	103,466
		917,805
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. (Canada) (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 7.00%, 4/15/2055[3]	100,000	102,254
Vodafone Group plc (United Kingdom) (5 yr. Swap Semi 30/360 U.S. + 4.873%), 7.00%, 4/4/2079[3]	100,000	103,650
		205,904
Total Communication Services		1,747,514

Consumer Discretionary - 22.3%
Auto Components - 2.3%
Adient Global Holdings Ltd., 7.50%, 2/15/2033[2]	110,000	113,554
Garrett Motion Holdings, Inc. - Garrett LX I S.A.R.L, 7.75%, 5/31/2032[2]	95,000	99,710
Phinia, Inc., 6.75%, 4/15/2029[2]	100,000	102,505
Tenneco, Inc., 8.00%, 11/17/2028[2]	100,000	100,615
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Auto Components (continued)
The Goodyear Tire & Rubber Co.,
5.00%, 7/15/2029	105,000	$100,355
5.25%, 7/15/2031	110,000	97,876
		614,615
Automobiles - 0.4%
Nissan Motor Acceptance Co. LLC, 2.45%, 9/15/2028[2]	115,000	106,596

Broadline Retail - 0.4%
Macy’s Retail Holdings LLC, 6.125%, 3/15/2032[2]	100,000	100,501

Diversified Consumer Services - 1.1%
Grand Canyon Univ., 5.125%, 10/1/2028	105,000	103,657
McGraw-Hill Education, Inc., 7.375%, 9/1/2031[2]	100,000	101,604
StoneMor, Inc., 8.50%, 5/15/2029[2]	105,000	103,426
		308,687
Entertainment - 0.4%
Mohegan Tribal Gaming Authority - MS Digital Entertainment Holdings LLC, 8.25%, 4/15/2030[2]	100,000	104,306

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc. - OSI Restaurant Partners LLC, 5.125%, 4/15/2029[2]	115,000	109,760
Caesars Entertainment, Inc., 6.50%, 2/15/2032[2]	100,000	97,412
Carnival Corp. Ltd., 5.75%, 8/1/2032[2]	100,000	101,014
Jacobs Entertainment, Inc., 6.75%, 2/15/2029[2]	105,000	103,156
Marriott Ownership Resorts, Inc., 6.50%, 10/1/2033[2]	105,000	104,330
Ontario Gaming GTA LP - OTG Co-Issuer, Inc. (Canada), 8.00%, 8/1/2030[2]	100,000	99,145
Speedway Motorsports LLC - Speedway Funding II, Inc., 4.875%, 11/1/2027[2]	105,000	104,210
Travel + Leisure Co., 4.625%, 3/1/2030[2]	105,000	101,578
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027[2]	100,000	99,980
Wynn Resorts Finance LLC - Wynn Resorts Capital Corp., 7.125%, 2/15/2031[2]	100,000	105,660
		1,026,245
Household Durables - 6.8%
Adams Homes, Inc., 9.25%, 10/15/2028[2]	100,000	103,312
Ashton Woods USA LLC - Ashton Woods Finance Co., 4.625%, 4/1/2030[2]	110,000	104,394
Beazer Homes USA, Inc., 7.50%, 3/15/2031[2]	105,000	104,565

The accompanying notes are an integral part of the financial statements.

1

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Brookfield Residential Properties, Inc. - Brookfield Residential U.S. LLC (Canada), 4.875%, 2/15/2030[2]	95,000	$88,417
Century Communities, Inc., 3.875%, 8/15/2029[2]	110,000	104,969
Dream Finders Homes, Inc., 8.25%, 8/15/2028[2]	100,000	102,271
Empire Communities Corp. (Canada), 9.75%, 5/1/2029[2]	95,000	97,852
K Hovnanian Enterprises, Inc., 8.00%, 4/1/2031[2]	105,000	108,352
LGI Homes, Inc., 4.00%, 7/15/2029[2]	110,000	102,292
M/I Homes, Inc., 3.95%, 2/15/2030	110,000	104,491
Mattamy Group Corp. (Canada), 4.625%, 3/1/2030[2]	105,000	100,826
Newell Brands, Inc., 8.50%, 6/1/2028[2]	95,000	99,375
Risewell Homes, Inc., 9.25%, 10/1/2029[2]	100,000	103,479
Shea Homes LP - Shea Homes Funding Corp., 4.75%, 4/1/2029	105,000	102,602
Somnigroup International, Inc., 4.00%, 4/15/2029[2]	105,000	101,209
STL Holding Co. LLC, 8.75%, 2/15/2029[2]	100,000	103,841
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028[2]	100,000	101,225
Weekley Homes LLC - Weekley Finance Corp., 4.875%, 9/15/2028[2]	105,000	103,438
		1,836,910
Internet & Direct Marketing Retail - 0.7%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/2028[2]	105,000	103,205
Match Group Holdings II LLC, 4.625%, 6/1/2028[2]	105,000	103,501
		206,706
Specialty Retail - 4.1%
Advance Auto Parts, Inc., 7.00%, 8/1/2030[2]	100,000	102,575
Asbury Automotive Group, Inc., 5.00%, 2/15/2032[2]	105,000	100,279
Group 1 Automotive, Inc., 6.375%, 1/15/2030[2]	100,000	101,297
LCM Investments Holdings II LLC, 4.875%, 5/1/2029[2]	105,000	102,339
Lithia Motors, Inc., 4.375%, 1/15/2031[2]	105,000	99,516
Nordstrom, Inc., 4.375%, 4/1/2030	110,000	105,853
Sonic Automotive, Inc., 4.875%, 11/15/2031[2]	105,000	100,960
The Gap, Inc., 3.625%, 10/1/2029[2]	110,000	103,654
Upbound Group, Inc., 6.375%, 2/15/2029[2]	105,000	104,030
Victra Holdings LLC - Victra Finance Corp., 8.75%, 9/15/2029[2]	100,000	103,214
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Wayfair LLC, 7.75%, 9/15/2030[2]	100,000	$105,144
		1,128,861
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc., 4.125%, 8/15/2031[2]	110,000	102,529
Kontoor Brands, Inc., 4.125%, 11/15/2029[2]	105,000	100,533
The Men’s Wearhouse LLC, 9.00%, 2/1/2031[2]	95,000	100,922
The William Carter Co., 7.375%, 2/15/2031[2]	100,000	103,476
Under Armour, Inc., 7.25%, 7/15/2030[2]	100,000	101,004
VF Corp., 2.95%, 4/23/2030	120,000	109,466
		617,930
Total Consumer Discretionary		6,051,357

Consumer Staples - 1.8%
Food Products - 0.4%
Fiesta Purchaser, Inc., 7.875%, 3/1/2031[2]	100,000	100,885

Personal Care Products - 1.1%
BellRing Brands, Inc., 7.00%, 3/15/2030[2]	100,000	100,035
Edgewell Personal Care Co., 4.125%, 4/1/2029[2]	105,000	101,549
HLF Financing S.A.R.L LLC - Herbalife International, Inc., 4.875%, 6/1/2029[2]	100,000	93,648
		295,232
Tobacco - 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032[2]	95,000	98,229

Total Consumer Staples		494,346

Energy - 11.1%
Energy Equipment & Services - 2.6%
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029[2]	95,000	99,543
Nabors Industries, Inc., 7.625%, 11/15/2032[2]	100,000	102,272
Oceaneering International, Inc., 6.00%, 2/1/2028	100,000	101,424
Precision Drilling Corp. (Canada), 6.875%, 1/15/2029[2]	105,000	105,499
SESI LLC, 7.875%, 9/30/2030[2]	100,000	101,615
Tidewater, Inc., 9.125%, 7/15/2030[2]	95,000	101,690
WBI Operating LLC, 6.25%, 10/15/2030[2]	105,000	105,595
		717,638
Metals & Mining - 0.4%
SunCoke Energy, Inc., 4.875%, 6/30/2029[2]	105,000	99,319

The accompanying notes are an integral part of the financial statements.

2

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 8.1%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 8.625%, 6/15/2029[2]	95,000	$99,127
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 6.625%, 7/15/2033[2]	100,000	100,953
CITGO Petroleum Corp., 8.375%, 1/15/2029[2]	100,000	102,833
CNX Midstream Partners LP, 4.75%, 4/15/2030[2]	110,000	104,780
CVR Energy, Inc., 7.50%, 2/15/2031[2]	100,000	99,523
Delek Logistics Partners LP - Delek Logistics Finance Corp., 8.625%, 3/15/2029[2]	62,000	64,461
Excelerate Energy LP, 8.00%, 5/15/2030[2]	95,000	100,216
Global Partners LP - GLP Finance Corp., 7.125%, 7/1/2033[2]	100,000	101,142
Hess Midstream Operations LP, 5.875%, 3/1/2028[2]	100,000	100,711
Hilcorp Energy I LP - Hilcorp Finance Co., 6.00%, 2/1/2031[2]	105,000	101,657
Howard Midstream Energy Partners LLC, 7.375%, 7/15/2032[2]	100,000	103,506
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029[2]	100,000	100,924
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[2]	100,000	100,781
Northriver Midstream Finance LP (Canada), 6.75%, 7/15/2032[2]	100,000	101,254
PBF Holding Co. LLC - PBF Finance Corp., 7.875%, 9/15/2030[2]	100,000	101,867
Rockies Express Pipeline LLC, 4.80%, 5/15/2030[2]	105,000	102,590
Saturn Oil & Gas, Inc. (Canada), 9.625%, 6/15/2029[2]	93,000	96,928
SM Energy Co., 6.75%, 8/1/2029[2]	100,000	101,798
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030[2]	95,000	97,361
Venture Global LNG, Inc., 9.50%, 2/1/2029[2]	95,000	102,377
Vermilion Energy, Inc. (Canada), 6.875%, 5/1/2030[2]	100,000	99,488
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029[2]	100,000	102,539
		2,186,816
Total Energy		3,003,773

Financials - 12.8%
Banks - 0.4%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	100,000	103,054
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.9%
Aretec Group, Inc., 10.00%, 8/15/2030[2]	95,000	$100,169
Coinbase Global, Inc., 3.625%, 10/1/2031[2]	115,000	100,262
Freedom Mortgage Holdings LLC, 9.25%, 2/1/2029[2]	100,000	103,933
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	105,000	103,812
Stonex Escrow Issuer LLC, 6.875%, 7/15/2032[2]	100,000	102,825
		511,001
Consumer Finance - 3.4%
Bread Financial Holdings, Inc., 6.75%, 5/15/2031[2]	105,000	107,437
Credit Acceptance Corp., 6.625%, 3/15/2030[2]	100,000	100,337
Enova International, Inc., 9.125%, 8/1/2029[2]	100,000	104,539
FirstCash, Inc., 4.625%, 9/1/2028[2]	105,000	103,236
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030[2]	100,000	105,066
Navient Corp., 4.875%, 3/15/2028	105,000	102,965
OneMain Finance Corp., 3.875%, 9/15/2028	105,000	101,709
PRA Group, Inc., 8.375%, 2/1/2028[2]	100,000	101,368
PROG Holdings, Inc., 6.00%, 11/15/2029[2]	105,000	102,677
		929,334
Financial Services - 4.5%
Block, Inc., 5.625%, 8/15/2030[2]	100,000	100,267
Coinbase Global, Inc., 3.375%, 10/1/2028[2]	110,000	104,438
CPI C.G., Inc., 10.00%, 7/15/2029[2]	100,000	105,053
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/2030[2]	105,000	103,532
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 3/15/2030[2]	100,000	102,140
PennyMac Financial Services, Inc., 6.75%, 2/15/2034[2]	100,000	95,997
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[2]	95,000	99,194
Rocket Mortgage LLC - Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/2029[2]	105,000	100,995
Shift4 Payments LLC - Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032[2]	100,000	100,207
United Wholesale Mortgage LLC, 5.75%, 6/15/2027[2]	105,000	103,981
Walker & Dunlop, Inc., 6.625%, 4/1/2033[2]	105,000	106,607
WEX, Inc., 6.50%, 3/15/2033[2]	100,000	99,602
		1,222,013

The accompanying notes are an integral part of the financial statements.

3

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.8%
Acrisure LLC - Acrisure Finance, Inc., 4.25%, 2/15/2029[2]	110,000	$100,394
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[2]	100,000	101,292
Assurant, Inc., (3 mo. CME Term U.S. Secured Overnight Financing Rate + 4.135%), 7.00%, 3/27/2048[3]	100,000	101,997
Asurion LLC - Asurion Co-Issuer, Inc., 8.00%, 12/31/2032[2]	95,000	96,100
Wilton RE Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.266%), 6.00%[2,3,4]	100,000	95,192
		494,975
Mortgage Real Estate Investment Trusts (REITS) - 0.8%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/2029[2]	100,000	103,444
Starwood Property Trust, Inc., 5.25%, 10/15/2028[2]	100,000	99,536
		202,980
Total Financials		3,463,357

Health Care - 4.1%
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033[2]	95,000	97,857
Adapthealth LLC, 4.625%, 8/1/2029[2]	110,000	106,220
Centene Corp., 2.45%, 7/15/2028	110,000	104,497
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[2]	100,000	104,416
Radiology Partners, Inc., 8.50%, 7/15/2032[2]	100,000	104,744
Select Medical Corp., 6.25%, 12/1/2032[2]	105,000	102,047
		619,781
Life Science Tools & Service - 1.5%
Avantor Funding, Inc., 4.625%, 7/15/2028[2]	105,000	103,909
Charles River Laboratories International, Inc., 4.25%, 5/1/2028[2]	105,000	102,970
Sotera Health Holdings LLC, 7.375%, 6/1/2031[2]	95,000	98,544
Star Parent, Inc., 9.00%, 10/1/2030[2]	95,000	99,670
		405,093
Pharmaceuticals - 0.3%
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	105,000	100,464

Total Health Care		1,125,338
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 14.7%
Air Freight & Logistics - 0.7%
Rand Parent LLC, 8.50%, 2/15/2030[2]	100,000	$103,517
Stonepeak Nile Parent LLC, 7.25%, 3/15/2032[2]	95,000	98,407
		201,924
Building Products - 1.5%
Builders FirstSource, Inc., 6.75%, 5/15/2035[2]	95,000	96,836
Masterbrand, Inc., 7.00%, 7/15/2032[2]	100,000	101,141
Miter Brands Acquisition Holdco, Inc. - MIWD Borrower LLC, 6.75%, 4/1/2032[2]	100,000	98,994
Resideo Funding, Inc., 6.50%, 7/15/2032[2]	105,000	105,630
		402,601
Commercial Services & Supplies - 1.8%
Deluxe Corp., 8.125%, 9/15/2029[2]	100,000	103,543
HNI Corp., 5.125%, 1/18/2029 (Acquired 12/08/2025, cost $98,073)[5]	97,000	93,842
Pitney Bowes, Inc., 7.25%, 3/15/2029[2]	105,000	106,155
The GEO Group, Inc., 10.25%, 4/15/2031	90,000	97,313
VT Topco, Inc., 8.50%, 8/15/2030[2]	100,000	101,547
		502,400
Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/2032[2]	100,000	103,756

Ground Transportation - 0.4%
XPO CNW, Inc., 6.70%, 5/1/2034	95,000	100,091

Machinery - 3.1%
Columbus McKinnon Corp., 7.125%, 2/1/2033[2]	100,000	100,103
Esab Corp., 6.25%, 4/15/2029[2]	100,000	101,496
JB Poindexter & Co., Inc., 8.75%, 12/15/2031[2]	95,000	97,689
New Flyer Holdings, Inc. (Canada), 9.25%, 7/1/2030[2]	95,000	102,046
Park-Ohio Industries, Inc., 8.50%, 8/1/2030[2]	100,000	104,473
The Manitowoc Co., Inc., 9.25%, 10/1/2031[2]	110,000	118,156
Titan International, Inc., 7.00%, 4/30/2028	100,000	99,876
TMS International Corp., 6.25%, 4/15/2029[2]	105,000	105,047
		828,886
Passenger Airlines - 1.5%
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029[2]	105,000	105,177
OneSky Flight LLC, 8.875%, 12/15/2029[2]	100,000	105,783

The accompanying notes are an integral part of the financial statements.

4

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Holdings, Inc., 4.875%, 3/1/2029	105,000	$103,926
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 6.375%, 2/1/2030[2]	105,000	99,937
		414,823
Professional Services - 1.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/2028[2]	105,000	101,053
KBR, Inc., 4.75%, 9/30/2028[2]	105,000	103,668
Science Applications International Corp., 4.875%, 4/1/2028[2]	105,000	104,204
		308,925
Trading Companies & Distributors - 3.8%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 5.375%, 3/1/2029[2]	105,000	102,339
Azorra Finance Ltd., 7.25%, 1/15/2031[2]	100,000	102,640
BlueLinx Holdings, Inc., 6.00%, 11/15/2029[2]	100,000	98,672
Dcli Bidco LLC, 7.75%, 11/15/2029[2]	100,000	103,368
GGAM Finance Ltd. (Ireland), 8.00%, 6/15/2028[2]	95,000	98,408
Long Ridge Energy LLC, 8.75%, 2/15/2032[2]	110,000	116,064
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 7/15/2030[2]	95,000	98,079
QXO Building Products, Inc., 6.75%, 4/30/2032[2]	100,000	103,229
TrueNoord Capital DAC (Ireland), 8.75%, 3/1/2030[2]	95,000	98,518
Windsor Holdings III LLC, 8.50%, 6/15/2030[2]	100,000	104,196
		1,025,513
Transporation Infrastructure - 0.4%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	100,000	100,135

Total Industrials		3,989,054

Information Technology - 7.2%
IT Services - 2.6%
APLD ComputeCo 2 LLC, 6.75%, 3/15/2031[2]	100,000	100,337
APLD ComputeCo LLC, 9.25%, 12/15/2030[2]	95,000	102,495
Fortress Intermediate 3, Inc., 7.50%, 6/1/2031[2]	100,000	101,733
Go Daddy Operating Co LLC - GD Finance Co., Inc., 3.50%, 3/1/2029[2]	110,000	103,535
Insight Enterprises, Inc., 6.625%, 5/15/2032[2]	110,000	111,831
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services (continued)
Meridian Arc Holdco LLC, 6.25%, 4/30/2031[2]	100,000	$100,181
SV RNO Property Owner 1 LLC, 5.875%, 3/1/2031[2]	100,000	98,588
		718,700
Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc., 4.375%, 4/15/2028[2]	105,000	103,499

Software - 4.2%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028[2]	105,000	104,983
Elastic N.V., 4.125%, 7/15/2029[2]	110,000	104,947
Fair Isaac Corp., 4.00%, 6/15/2028[2]	105,000	102,567
Flash Compute LLC, 7.25%, 12/31/2030[2]	100,000	102,874
Gen Digital, Inc.,
6.75%, 9/30/2027[2]	105,000	105,370
6.25%, 4/1/2033[2]	105,000	103,476
Open Text Corp. (Canada), 3.875%, 2/15/2028[2]	105,000	102,259
PTC, Inc., 4.00%, 2/15/2028[2]	105,000	102,790
RingCentral, Inc., 8.50%, 8/15/2030[2]	95,000	99,342
UKG, Inc., 6.875%, 2/1/2031[2]	105,000	101,947
WULF Compute LLC, 7.75%, 10/15/2030[2]	95,000	99,714
		1,130,269
Total Information Technology		1,952,468

Materials - 7.9%
Chemicals - 3.0%
Celanese U.S. Holdings LLC, 7.55%, 11/15/2030	95,000	100,696
CVR Partners LP - CVR Nitrogen Finance Corp., 6.125%, 6/15/2028[2]	105,000	104,783
Huntsman International LLC, 4.50%, 5/1/2029	105,000	102,573
Ingevity Corp., 3.875%, 11/1/2028[2]	100,000	96,869
Methanex U.S. Operations, Inc., 6.25%, 3/15/2032[2]	100,000	101,256
Olin Corp., 5.00%, 2/1/2030	105,000	101,777
The Chemours Co., 4.625%, 11/15/2029[2]	110,000	104,975
WR Grace Holdings LLC, 6.625%, 8/15/2032[2]	105,000	101,758
		814,687
Construction Materials - 0.8%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033[2]	100,000	104,535
Standard Industries, Inc., 4.375%, 7/15/2030[2]	105,000	99,752
		204,287
Containers & Packaging - 2.2%
Ardagh Group S.A., 9.50%, 12/1/2030[2]	95,000	101,495

The accompanying notes are an integral part of the financial statements.

5

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Cascades Inc. - Cascades USA, Inc. (Canada), 6.75%, 7/15/2030[2]	105,000	$107,202
Graphic Packaging International LLC, 3.75%, 2/1/2030[2]	110,000	103,349
Mauser Packaging Solutions Holding Co.,
7.875%, 4/15/2027[2]	100,000	100,794
7.875%, 4/15/2030[2]	100,000	102,211
OI European Group B.V., 4.75%, 2/15/2030[2]	100,000	94,941
		609,992
Metals & Mining - 1.5%
Champion Iron Canada, Inc. (Canada), 7.875%, 7/15/2032[2]	100,000	103,434
Cleveland-Cliffs, Inc., 4.875%, 3/1/2031[2]	110,000	100,472
Commercial Metals Co., 3.875%, 2/15/2031	110,000	103,038
Novelis Corp., 4.75%, 1/30/2030[2]	105,000	101,573
		408,517
Paper & Forest Products - 0.4%
Magnera Corp., 4.75%, 11/15/2029[2]	110,000	102,717

Total Materials		2,140,200

Real Estate - 5.5%
Health Care REITs - 0.4%
Diversified Healthcare Trust, 4.375%, 3/1/2031	115,000	105,265

Hotel & Resort REITs - 0.8%
Park Intermediate Holdings LLC - PK Domestic Property LLC - PK Finance Co-Issuer, 7.00%, 2/1/2030[2]	100,000	102,452
RLJ Lodging Trust LP, 4.00%, 9/15/2029[2]	110,000	104,768
		207,220
Office REITs - 0.8%
Brandywine Operating Partnership LP, 8.30%, 3/15/2028	100,000	104,001
Hudson Pacific Properties LP, 3.95%, 11/1/2027	105,000	102,349
		206,350
Real Estate Management & Development - 2.4%
Anywhere Real Estate Group LLC - Anywhere Co-Issuer Corp., 7.00%, 4/15/2030[2]	100,000	100,600
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/2028[2]	32,000	32,050
Five Point Operating Co. LP, 8.00%, 10/1/2030[2]	110,000	112,640
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030[2]	100,000	103,961
Hunt Companies, Inc., 5.25%, 4/15/2029[2]	105,000	103,703
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
Newmark Group, Inc., 7.50%, 1/12/2029	95,000	$99,605
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	105,000	101,449
		654,008
Specialized REITs - 1.1%
Millrose Properties, Inc., 6.375%, 8/1/2030[2]	100,000	101,296
Rithm Capital Corp., 8.00%, 7/15/2030[2]	100,000	99,690
Vornado Realty LP, 3.40%, 6/1/2031	115,000	105,832
		306,818
Total Real Estate		1,479,661

Utilities - 3.4%
Gas Utilities - 1.5%
AmeriGas Partners LP - AmeriGas Finance Corp., 9.50%, 6/1/2030[2]	95,000	101,928
Ferrellgas LP - Ferrellgas Finance Corp., 5.875%, 4/1/2029[2]	110,000	107,024
Suburban Propane Partners LP - Suburban Energy Finance Corp., 6.50%, 12/15/2035[2]	105,000	101,559
Superior Plus LP - Superior General Partner, Inc. (Canada), 4.50%, 3/15/2029[2]	105,000	101,821
		412,332
Independent Power and Renewable Electricity Producers - 1.9%
DPL LLC, 4.35%, 4/15/2029	105,000	101,758
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/2029[2]	110,000	105,082
TerraForm Power Operating LLC, 5.00%, 1/31/2028[2]	105,000	104,346
VoltaGrid LLC, 7.375%, 11/1/2030[2]	100,000	103,858
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/2027[2]	105,000	104,016
		519,060
Total Utilities		931,392

TOTAL CORPORATE BONDS (Identified Cost $26,533,523)		26,378,460

The accompanying notes are an integral part of the financial statements.

6

Systematic High Yield Bond Series

Investment Portfolio - June 30, 2026

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.0%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[6]
(Identified Cost $264,045)	264,045	$264,045

TOTAL INVESTMENTS - 98.2% (Identified Cost $26,797,568)		26,642,505
OTHER ASSETS, LESS LIABILITIES - 1.8%		486,900
NET ASSETS - 100%		$27,129,405

REIT - Real Estate Investment Trust

[1]Amount is stated in USD unless otherwise noted.
[2]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2026 was $22,905,957, which represented 84.4% of the Series’ Net Assets.
[3]Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.
[4]Security is perpetual in nature and has no stated maturity date.
[5]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2026 was $93,842, or 0.3% of the Series’ Net Assets.
[6]Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Systematic High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $26,797,568) (Note 2)	$26,642,505
Receivable from Advisor[1]	30,246
Dividends receivable	484,888
Receivable for fund shares sold	3,338
Prepaid expenses	42,472
TOTAL ASSETS	27,203,449
LIABILITIES:
Accrued fund accounting and administration fees[1]	15,011
Accrued Chief Compliance Officer service fees[1]	2,275
Accrued sub-transfer agent fees[1]	145
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	6
Professional fees payable	34,558
Accrued custodian fees	10,683
Payable for fund shares repurchased	6,195
Accrued printing and postage fees payable	3,736
Other payables and accrued expenses	1,435
TOTAL LIABILITIES	74,044
Commitments and contingent liabilities[1]
TOTAL NET ASSETS	$27,129,405
NET ASSETS CONSIST OF:
Capital stock	$27,256
Additional paid-in-capital	27,233,018
Total distributable earnings (loss)	(130,869)
TOTAL NET ASSETS	$27,129,405
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($31,567/3,175 shares)	$9.94
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($877,738/88,236 shares)	$9.95
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($26,214,899/2,633,671 shares)	$9.95
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($5,201/522 shares)	$9.95	[2]

1 See note 3 in Notes to the Financial Statements.

2 The net asset value of Class Z Shares was calculated using unrounded net assets of $5,200.73 divided by the unrounded shares outstanding of 522.50.

The accompanying notes are an integral part of the financial statements.

8

Systematic High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$861,012
Dividends	6,717
Total Investment Income	867,729
EXPENSES:
Management fees (Note 3)	48,709
Fund accounting and administration fees (Note 3)	30,689
Chief Compliance Officer service fees (Note 3)	4,358
Directors’ fees (Note 3)	1,918
Sub-transfer agent fees (Note 3)	250
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	35
Offering and Organizational expenses	99,836
Professional fees	37,182
Registration and filing fees	22,268
Transfer agent fees	10,057
Custodian fees	5,717
Miscellaneous	13,043
Total Expenses	274,062
Less reduction of expenses (Note 3)	(258,909)
Net Expenses	15,153
NET INVESTMENT INCOME	852,576
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(2,272)
Net change in unrealized appreciation (depreciation) on investments	(219,815)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(222,087)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$630,489

The accompanying notes are an integral part of the financial statements.

9

Systematic High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS	FOR THE
	ENDED	PERIOD
	6/30/26	9/15/25[1] TO
	(UNAUDITED)	12/31/25
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$852,576	$469,016
Net realized gain (loss) on investments	(2,272)	26,278
Net change in unrealized appreciation (depreciation) on investments	(219,815)	64,752
Net increase (decrease) from operations	630,489	560,046
DISTRIBUTIONS TO SHAREHOLDERS (Note 10):
Class S	(800)	(80)
Class I	(13,890)	(456)
Class W	(799,908)	(506,695)
Class Z	(141)	(83)
Total distributions to shareholders	(814,739)	(507,314)
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	(1,650,966)	28,911,889
Net increase (decrease) in net assets	(1,835,216)	28,964,621
NET ASSETS:
Beginning of period	28,964,621	–
End of period	$27,129,405	$28,964,621

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

10

Systematic High Yield Bond Series

Financial Highlights - Class S

	FOR THE
	SIX MONTHS		FOR THE
	ENDED		PERIOD
	6/30/26		9/15/25[1] TO
	(UNAUDITED)		12/31/25

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.01		$10.00
Income from investment operations:
Net investment income[2]	0.27		0.14
Net realized and unrealized gain (loss) on investments	(0.08)		0.02
Total from investment operations	0.19		0.16
Less distributions to shareholders:
From net investment income	(0.26)		(0.14)
From net realized gain on investments	—		(0.01)
Total distributions to shareholders	(0.26)		(0.15)
Net asset value - End of period	$9.94		$10.01
Net assets - End of period (000’s omitted)	$32		$5
Total return[3]	1.93%		1.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]	0.85%	[4]
Net investment income	5.40%	[4]	4.79%	[4]
Series portfolio turnover	103%		50%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	1.46%	[4]	163.91%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Systematic High Yield Bond Series

Financial Highlights - Class I

	FOR THE
	SIX MONTHS		FOR THE
	ENDED		PERIOD
	6/30/26		9/15/25[1] TO
	(UNAUDITED)		12/31/25

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income[2]	0.28		0.16
Net realized and unrealized gain (loss) on investments	(0.08)		0.02
Total from investment operations	0.20		0.18
Less distributions to shareholders:
From net investment income	(0.27)		(0.15)
From net realized gain on investments	—		(0.01)
Total distributions to shareholders	(0.27)		(0.16)
Net asset value - End of period	$9.95		$10.02
Net assets - End of period (000’s omitted)	$878		$50
Total return[3]	2.04%		1.86%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%	[4]	0.60%	[4]
Net investment income	5.70%	[4]	5.35%	[4]
Series portfolio turnover	103%		50%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	1.45%	[4]	51.34%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Systematic High Yield Bond Series

Financial Highlights - Class W

	FOR THE
	SIX MONTHS		FOR THE
	ENDED		PERIOD
	6/30/26		9/15/25[1] TO
	(UNAUDITED)		12/31/25

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income[2]	0.30		0.17
Net realized and unrealized gain (loss) on investments	(0.08)		0.02
Total from investment operations	0.22		0.19
Less distributions to shareholders:
From net investment income	(0.29)		(0.16)
From net realized gain on investments	—		(0.01)
Total distributions to shareholders	(0.29)		(0.17)
Net asset value - End of period	$9.95		$10.02
Net assets - End of period (000’s omitted)	$26,215		$28,904
Total return[3]	2.25%		1.96%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]	0.10%	[4]
Net investment income	6.13%	[4]	5.97%	[4]
Series portfolio turnover	103%		50%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	1.87%	[4]	1.90%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Systematic High Yield Bond Series

Financial Highlights - Class Z

	FOR THE
	SIX MONTHS		FOR THE
	ENDED		PERIOD
	6/30/26		9/15/25[1] TO
	(UNAUDITED)		12/31/25

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income[2]	0.29		0.15
Net realized and unrealized gain (loss) on investments	(0.08)		0.03
Total from investment operations	0.21		0.18
Less distributions to shareholders:
From net investment income	(0.28)		(0.15)
From net realized gain on investments	—		(0.01)
Total distributions to shareholders	(0.28)		(0.16)
Net asset value - End of period	$9.95		$10.02
Net assets - End of period (000’s omitted)	$5		$5
Total return[3]	2.08%		1.86%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4]	0.45%	[4]
Net investment income	5.78%	[4]	5.18%	[4]
Series portfolio turnover	103%		50%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	1.47%	[4]	166.36%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Systematic High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Systematic High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of income as its primary objective and capital appreciation as a secondary objective.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Systematic High Yield Bond Series Class I Common Stock, Systematic High Yield Bond Series Class Z Common Stock, Systematic High Yield Bond Series Class S Common Stock, and Systematic High Yield Bond Series Class W Common Stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

15

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$1,747,514	$—	$1,747,514	$—

16

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Discretionary	$6,051,357	$—	$6,051,357	$—
Consumer Staples	494,346	—	494,346	—
Energy	3,003,773	—	3,003,773	—
Financials	3,463,357	—	3,463,357	—
Health Care	1,125,338	—	1,125,338	—
Industrials	3,989,054	—	3,989,054	—
Information Technology	1,952,468	—	1,952,468	—
Materials	2,140,200	—	2,140,200	—
Real Estate	1,479,661	—	1,479,661	—
Utilities	931,392	—	931,392	—
Short-Term Investment	264,045	264,045	—	—
Total assets	$26,642,505	$264,045	$26,378,460	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or June 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net

17

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2026.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2026.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

18

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation, as this is the inception year for the Series and it has not yet filed any tax returns.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Offering Costs

Upon commencement of operations, the majority of the expenses incurred by the Series in connection with the launch were paid by the Advisor. The Series paid certain expenses, including the legal fees incurred in connection with the initial registration statement of the Series. These legal fees were booked as offering costs and amortized over a 12-month period beginning with the commencement of operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.35% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space

19

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), a nd of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. During the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $14 and $236, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.60% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.45% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $47,877 in management fees for Class W for the six months ended June 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $206, $3,209, $207,580 and $37 for Class S, Class I, Class W and Class Z, respectively, for the six months ended June 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations.

20

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2028	2029	TOTAL
Class S	$3,360	$206	$3,566
Class I	3,433	3,209	6,642
Class W	167,976	207,580	375,556
Class Z	3,362	37	3,399

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $28,074,144 and $29,397,181, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Systematic High Yield Bond Series were:

			FOR THE PERIOD 9/15/25
CLASS S	FOR THE SIX MONTHS		(COMMENCEMENT OF OPERATIONS)
	ENDED 6/30/26		TO 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,587	$26,004	510	$5,101
Reinvested	80	800	8	80
Repurchased	(10)	(101)	—	—
Total	2,657	$26,703	518	$5,181

21

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

			FOR THE PERIOD 9/15/25
CLASS I	FOR THE SIX MONTHS		(COMMENCEMENT OF OPERATIONS)
	ENDED 6/30/26		TO 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	84,489	$843,022	5,187	$52,059
Reinvested	1,399	13,890	46	456
Repurchased	(2,674)	(26,625)	(211)	(2,111)
Total	83,214	$830,287	5,022	$50,404
MN_SYSTEMATIC HIGH YIELD BOND SERIES			FOR THE PERIOD 9/15/25
			FOR THE PERIOD 9/15/25
CLASS W	FOR THE SIX MONTHS		(COMMENCEMENT OF OPERATIONS)
	ENDED 6/30/26		TO 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	63,004	$628,166	3,039,444	$30,393,590
Reinvested	78,133	777,060	49,446	493,464
Repurchased	(392,805)	(3,913,323)	(203,551)	(2,035,833)
Total	(251,668)	$(2,508,097)	2,885,339	$28,851,221

			FOR THE PERIOD 9/15/25
CLASS Z	FOR THE SIX MONTHS		(COMMENCEMENT OF OPERATIONS)
	ENDED 6/30/26		TO 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	500	$5,000
Reinvested	14	141	8	83
Repurchased	—	—	—	—
Total	14	$141	508	$5,083

Approximately 97% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

22

Systematic High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period ended December 31, 2025 were as follows:

Ordinary income	$507,314

At June 30, 2026, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$26,816,022
Unrealized appreciation	58,145
Unrealized depreciation	(231,662)
Net unrealized depreciation	$(173,517)

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

23

Systematic High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

24

Systematic High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

25

Systematic High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

26

Systematic High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statements and Other Information - Annual

6. Financial Statements and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSHYB-06/26-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS - 33.7%

Non-Convertible Corporate Bonds- 33.7%
Communication Services - 2.3%
Interactive Media & Services - 1.6%
Meta Platforms, Inc.,
4.55%, 5/15/2031	530,000	$527,149
5.25%, 5/15/2036	4,270,000	4,238,862

		4,766,011
Wireless Telecommunication Services - 0.7%
Sprint Capital Corp., 8.75%, 3/15/2032	1,825,000	2,149,802

Total Communication Services		6,915,813
Consumer Discretionary - 2.3%
Diversified Consumer Services - 1.6%
Cornell Univ., 4.169%, 6/15/2030	4,860,000	4,813,121

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc., 4.65%, 3/16/2031	2,125,000	2,110,913

Total Consumer Discretionary		6,924,034

Consumer Staples - 0.7%
Beverages - 0.7%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	2,410,000	2,067,324

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	2,790,000	2,432,789
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,719,035
Energy Transfer LP, 6.50%, 2/1/2042	3,465,000	3,661,457

Total Energy		9,813,281

Financials - 15.1%
Banks - 7.3%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,637,266
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	3,130,000	3,088,225
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	2,410,000	2,386,994
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,140,000	1,053,362
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,770,000	4,728,838
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	3,590,000	3,542,990
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	3,600,000	$3,619,029
		22,056,704
Capital Markets - 2.2%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	2,130,000	2,098,269
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,560,000	4,667,172
		6,765,441
Consumer Finance - 1.5%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	4,200,000	4,443,997
Financial Services - 2.2%
Apollo Global Management, Inc.,
5.15%, 8/12/2035	2,340,000	2,274,744
5.70%, 3/30/2036	2,110,000	2,118,110
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	2,330,000	2,296,946
		6,689,800
Insurance - 1.9%
Athene Global Funding, 5.033%, 7/17/2030[2]	2,130,000	2,110,822
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	2,325,000	2,428,014
Universal Insurance Holdings, Inc., 7.75%, 6/30/2031[2]	1,100,000	1,144,635
		5,683,471
Total Financials		45,639,413
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	2,140,000	2,146,169
Industrials - 1.5%
Construction Materials - 0.7%
Eagle Materials, Inc., 5.00%, 3/15/2036	2,340,000	2,260,857
Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,359,431
Total Industrials		4,620,288
Information Technology - 1.1%
Software - 1.1%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	3,290,000	3,222,344

The accompanying notes are an integral part of the financial statements.

1

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.9%
Metals & Mining - 1.9%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	3,550,000	$3,493,855
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,325,012	2,303,732

Total Materials		5,797,587

Real Estate - 2.7%
Retail REITs - 0.1%
Simon Property Group LP, 2.65%, 2/1/2032	379,000	338,642

Specialized REITs - 2.6%
Safehold GL Holdings LLC,
2.85%, 1/15/2032	2,300,000	2,052,624
6.10%, 4/1/2034	2,150,000	2,251,537
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	3,403,708
		7,707,869
Total Real Estate		8,046,511

Utilities - 2.2%
Electric Utilities - 1.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,394,613
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,960,000	2,137,403
		4,532,016
Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,080,000	2,156,715

Total Utilities		6,688,731

TOTAL CORPORATE BONDS (Identified Cost $101,784,325)		101,881,495

ASSET-BACKED SECURITIES - 22.6%

Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.743%, 5/16/2030[2,4]	3,070,000	3,069,988
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[2]	2,000,000	1,943,557
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	1,276,609
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	520,731
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	1,992,119
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,012,995
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	366,610	$329,621
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	1,487,875
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	891,855
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,335,588
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.778%, 11/27/2073[2,4]	989,722	991,798
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.678%, 11/25/2074[2,4]	1,728,141	1,725,074
FIP Master Funding LLC,
Series 2024-1A, Class A1, 4.88%, 10/15/2054[2]	1,990,741	1,963,951
Series 2026-1A, Class A1, 4.90%, 3/15/2056[2]	3,097,417	3,048,846
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,5]	2,075,224	2,072,078
GGAM Master Trust International Ltd.,
Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[2]	1,747,871	1,734,725
Series 2026-1A, Class A, (Cayman Islands), 5.861%, 9/30/2060[2]	1,290,000	1,289,953
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	556,525	465,166
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	1,594,340	1,568,863
Honda Auto Receivables Owner Trust, Series 2026-1, Class A4, 3.86%, 5/21/2032	1,270,000	1,248,867
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[2]	2,555,000	2,530,560
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,408,844
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[2]	1,350,000	1,349,358
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.051%, 2/15/2039[2,4],	901,574	901,219
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $3,749,947)[6]	3,750,000	3,731,652
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	1,296,574	1,301,387
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,136,511	1,127,547

The accompanying notes are an integral part of the financial statements.

2

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	232,776	$221,266
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	186,843	170,960
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.442%, 3/26/2040[2,4]	344,780	340,134
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,512,041	1,345,715
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[2]	3,370,000	3,379,496
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	2,125,000	2,127,068
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,186,052	1,153,465
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,064,680	1,070,952
Series 2025-1A, Class A2, 5.413%, 2/15/2035[2]	1,300,000	1,294,172
Oxford Finance Funding Trust, 6.423%, 9/15/2035	975,702	975,702
PEAR LLC,
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	968,703	974,981
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	452,978	452,878
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 4.892%, 9/25/2065[2,4]	528,569	532,830
RAM LLC, Series 2026-1, Class A, 5.463%, 6/15/2046[2]	1,650,000	1,644,144
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,298,270	1,233,369
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.048%, 12/15/2039[4]	2,488,366	2,417,689
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 4.942%, 10/25/2034[4]	263,787	264,750
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.392%, 6/26/2055[4]	834,988	825,118
SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	730,708	729,949
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	2,940,000	2,858,212
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 2.500%), 6.109%, 1/20/2051 (Acquired 03/17/2026, cost $980,203)[4,6]	993,528	$980,771

TOTAL ASSET-BACKED SECURITIES (Identified Cost $69,915,883)		68,314,447

COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.9%

Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.50%, 3/25/2046[2,5]	681,804	624,025
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	667,555	662,797
Series 2025-RM13, Class A1, 4.25%, 10/25/2065[2]	1,997,643	1,921,667
BX Commercial Mortgage Trust,
Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.117%, 6/15/2041[2,4]	1,823,050	1,824,186
Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.025%, 2/15/2043[2,4]	2,360,000	2,364,622
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751%, 5/15/2043[2,5]	2,685,000	2,679,574
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,5]	181,974	167,867
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,5]	3,144,513	2,831,204
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,116,042	2,694,663
Series 2021-69, Class WJ, 1.50%, 10/25/2050	514,879	445,176
Finance of America Structured Securities Trust,
Series 2025-S1, Class A1, 3.50%, 2/25/2075[2]	1,475,900	1,434,428
Series 2026-PC2, Class A1, 4.50%, 6/25/2056[2,5]	2,400,000	2,349,469
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,5]	670,173	550,348
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.075%, 12/15/2039[2,4]	2,800,000	2,802,149
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K106, Class X1 (IO), 1.435%, 1/25/2030[5]	14,726,169	573,573
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	3,322,732	2,941,679

The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac REMICS, (continued)
Series 5501, Class JL, 3.50%, 6/25/2048	1,850,000	$1,506,745
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	192,097	165,463
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,5]	638,999	565,759
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	434,349	385,570
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	499,047	442,487
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,5]	1,471,564	1,263,041
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.018%, 3/15/2042[2,4]	1,640,000	1,642,069
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	568,456	483,112
Series 2022-NQM2, Class A1, 4.638%, 3/25/2067[2,7]	1,016,316	971,263
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,5]	321,827	299,906
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,5]	435,464	388,909
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,5]	327,640	282,373
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	2,164,101	1,699,897
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,5]	1,430,614	1,227,895
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.358%, 1/25/2063[2,5]	1,484,769	1,417,572
Series 2025-1, Class A3, 3.655%, 1/25/2063[2,5]	1,032,172	926,589
Series 2025-1, Class A4, 3.655%, 1/25/2063[2,5]	2,272,101	2,104,382
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,5]	1,715,168	1,494,683
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,5]	1,000,000	888,693
NYMT Loan Trust, Series 2025-INV1, Class A1, 5.402%, 4/25/2060[2,7]	1,608,083	1,604,424
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	1,452,248	1,452,420
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,5]	237,458	220,141
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $178,794)[4,6]	178,792	$178,777
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	536,236	461,897
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	1,211,165	996,734
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	698,365	574,564
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,5]	727,681	642,795
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 3/25/2067[2]	694,067	691,332
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,5]	359,808	317,791
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,5]	2,914,528	2,679,986
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,5]	1,128,664	1,014,575
Series 2023-2, Class A4, 4.973%, 3/25/2053[2,5]	2,640,454	2,595,696
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.068%, 2/15/2042[2,4]	1,500,000	1,489,921
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, 5.89%, 2/25/2056[2,5]	1,989,790	1,961,787
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	2,121,585	2,115,173
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 5.368%, 6/15/2042[2,4]	1,360,000	1,360,000
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,5]	934,533	865,989
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $68,645,663)		66,247,837

FOREIGN GOVERNMENT BONDS - 1.0%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]
(Identified Cost $2,858,909)	2,865,000	2,872,625

MUNICIPAL BONDS - 1.6%

Commonwealth of Massachusetts, Public Impt., G.O. Bond, 4.91%, 5/1/2029	1,530,000	1,538,262

The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034	1,875,000	$1,930,577
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028	1,342,936	1,374,943

TOTAL MUNICIPAL BONDS (Identified Cost $4,885,414)		4,843,782

EXCHANGE-TRADED FUNDS - 5.0%

State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	226,720	7,586,051
State Street SPDR Portfolio Short Term Corporate Bond ETF	252,647	7,581,936

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $15,141,882)		15,167,987

U.S. GOVERNMENT AGENCIES - 12.0%

Mortgage-Backed Securities - 12.0%
Fannie Mae
Pool #MA4851, UMBS, 5.00%, 11/1/2042	2,720,706	2,723,950
Pool #FS4253, UMBS, 3.50%, 3/1/2050	2,697,794	2,487,936
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,121,181	2,874,867
Pool #FS1838, UMBS, 3.00%, 12/1/2051	3,449,325	3,043,521
Pool #MA4737, UMBS, 5.00%, 8/1/2052	2,894,214	2,863,711
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,818,432	1,839,572
Pool #CB6326, UMBS, 5.50%, 5/1/2053	2,013,873	2,031,475
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,337,607	3,382,959
Freddie Mac
Pool #SC0393, UMBS, 5.00%, 6/1/2043	2,190,900	2,194,657
Pool #SD8230, UMBS, 4.50%, 6/1/2052	3,751,073	3,625,404
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,705,565	2,739,207
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,120,739	3,015,320
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,357,918	3,326,639

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $36,276,576)		36,149,218
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.0%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[8]
(Identified Cost $6,179,831)	6,179,831	$6,179,831

TOTAL INVESTMENTS - 99.8% (Identified Cost $305,688,483)		301,657,222
OTHER ASSETS, LESS LIABILITIES - 0.2%		644,278

NET ASSETS - 100%		$302,301,500

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2026

(unaudited)

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2026 was $147,823,399, which represented 48.9% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.

4Floating rate security. Rate shown is the rate in effect as of June 30, 2026.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2026.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2026 was $4,891,200, or 1.6% of the Series’ Net Assets.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2026.

8Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $305,688,483) (Note 2)	$301,657,222
Interest receivable	1,907,073
Receivable for fund shares sold	279,294
Receivable for securities sold	115,000
Dividends receivable	26,281
Prepaid expenses	12,938

TOTAL ASSETS	303,997,808

LIABILITIES:

Due to custodian	36,036
Accrued sub-transfer agent fees[1]	32,705
Accrued fund accounting and administration fees[1]	19,096
Accrued management fees[1]	13,641
Accrued Chief Compliance Officer service fees[1]	2,257
Directors' fees payable[1]	1,685
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	230
Payable for securities purchased	1,465,589
Payable for fund shares repurchased	70,879
Other payables and accrued expenses	54,190

TOTAL LIABILITIES	1,696,308

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$302,301,500

NET ASSETS CONSIST OF:

Capital stock	$333,773
Additional paid-in-capital	322,270,860
Total distributable earnings (loss)	(20,303,133)

TOTAL NET ASSETS	$302,301,500

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($1,140,460/125,893 shares)	$9.06

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($80,326,520/8,867,661 shares)	$9.06

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($220,834,520/24,383,764 shares)	$9.06

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $5,126)	$7,132,613
Dividends	172,426

Total Investment Income	7,305,039

EXPENSES:

Management fees (Note 3)	362,886
Sub-transfer agent fees (Note 3)	47,567
Fund accounting and administration fees (Note 3)	46,411
Directors’ fees (Note 3)	17,014
Chief Compliance Officer service fees (Note 3)	4,366
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	1,157
Professional fees	36,904
Registration and filing fees	23,847
Custodian fees	5,886
Miscellaneous	34,988

Total Expenses	581,026
Less reduction of expenses (Note 3)	(297,965)

Net Expenses	283,061

NET INVESTMENT INCOME	7,021,978

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	531,018

Net change in unrealized appreciation (depreciation) on investments	(3,902,698)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,371,680)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,650,298

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)	FOR THE YEAR ENDED 12/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,021,978	$14,145,618
Net realized gain (loss) on investments	531,018	(1,128,468)
Net change in unrealized appreciation (depreciation) on investments	(3,902,698)	8,173,364

Net increase (decrease) from operations	3,650,298	21,190,514

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(20,368)	(7,309)
Class I	(1,513,297)	(1,345,290)
Class W	(5,132,364)	(12,769,304)

Total distributions to shareholders	(6,666,029)	(14,121,903)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	27,149,870	(8,026,081)

Net increase (decrease) in net assets	24,134,139	(957,470)

NET ASSETS:

Beginning of period	278,167,361	279,124,831

End of period	$302,301,500	$278,167,361

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)		FOR THE YEAR ENDED 12/31/25	FOR THE PERIOD 9/23/24[1] TO 12/31/24
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.15		$8.93	$9.21
Income (loss) from investment operations:
Net investment income[2]	0.20		0.39	0.11
Net realized and unrealized gain (loss) on investments	(0.10)		0.23	(0.27)
Total from investment operations	0.10		0.62	(0.16)
Less distributions to shareholders:
From net investment income	(0.19)		(0.40)	(0.12)
Net asset value - End of period	$9.06		$9.15	$8.93
Net assets - End of period (000’s omitted)	$1,140		$527	$5
Total return[3]	1.07%		7.01%	(1.73%	)
Ratios (to average net assets)/Supplemental Data:
Expenses	0.69%	[4]	0.67%	0.63%	[4]
Net investment income	4.37%	[4]	4.27%	4.40%	[4]
Series portfolio turnover	27%		43%	35%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/26 (UNAUDITED)		FOR THE YEAR ENDED 12/31/25	FOR THE PERIOD 9/23/24[1] TO 12/31/24
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.15		$8.93	$9.21
Income (loss) from investment operations:
Net investment income[2]	0.21		0.41	0.11
Net realized and unrealized gain (loss) on investments	(0.11)		0.22	(0.26)
Total from investment operations	0.10		0.63	(0.15)
Less distributions to shareholders:
From net investment income	(0.19)		(0.41)	(0.13)
Net asset value - End of period	$9.06		$9.15	$8.93
Net assets - End of period (000’s omitted)	$80,327		$44,301	$111
Total return[3]	1.15%		7.17%	(1.67%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[4]	0.50%	0.50%	[4]
Net investment income	4.55%	[4]	4.46%	4.46%	[4]
Series portfolio turnover	27%		43%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[4]	0.00%	[5]	0.01%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/26
	(UNAUDITED)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.15	$8.93	$8.96	$8.74	$10.15	$10.60
Income (loss) from investment operations:
Net investment income[1]	0.22	0.44	0.43	0.38	0.30	0.23
Net realized and unrealized gain (loss) on investments	(0.10)	0.22	(0.03)	0.24	(1.42)	(0.22)
Total from investment operations	0.12	0.66	0.40	0.62	(1.12)	0.01
Less distributions to shareholders:
From net investment income	(0.21)	(0.44)	(0.43)	(0.38)	(0.28)	(0.24)
From net realized gain on investments	—	—	—	—	(0.01)	(0.22)
From return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.21)	(0.44)	(0.43)	(0.40)	(0.29)	(0.46)
Net asset value - End of period	$9.06	$9.15	$8.93	$8.96	$8.74	$10.15
Net assets - End of period (000’s omitted)	$220,835	$233,340	$279,009	$291,705	$265,822	$206,477
Total return[2]	1.34%	7.57%	4.56%	7.30%	(11.13% )	0.02%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [3]	0.10%	0.10%	0.10% [4]	0.10%	0.10%
Net investment income	4.93% [3]	4.87%	4.79%	4.31%	3.25%	2.23%
Series portfolio turnover	27%	43%	35%	42%	44%	69%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.27%	[3]	0.27%	0.28%	0.26%	0.26%	0.27%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Credit Series Class S common stock, Credit Series Class I common stock, Credit Series Class W common stock and Credit Series Class Z common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity,

13

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$36,149,218	$—	$36,149,218	$—
States and political subdivisions (municipals)	4,843,782	—	4,843,782	—
Corporate debt:
Communication Services	6,915,813	—	6,915,813	—
Consumer Discretionary	6,924,034	—	6,924,034	—
Consumer Staples	2,067,324	—	2,067,324	—
Energy	9,813,281	—	9,813,281	—
Financials	45,639,413	—	45,639,413	—
Health Care	2,146,169	—	2,146,169	—
Industrials	4,620,288	—	4,620,288	—
Information Technology	3,222,344	—	3,222,344	—
Materials	5,797,587	—	5,797,587	—
Real Estate	8,046,511	—	8,046,511	—
Utilities	6,688,731	—	6,688,731	—
Asset-backed securities	68,314,447	—	68,314,447	—
Commercial mortgage-backed securities	66,247,837	—	66,247,837	—
Foreign government bonds	2,872,625	—	2,872,625	—
Exchange-Traded Funds	15,167,987	15,167,987	—	—
Short-Term Investment	6,179,831	6,179,831	—	—
Total assets	$301,657,222	$21,347,818	$280,309,404	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or June 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2026.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2026.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2022 through December 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $324 and $47,243, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class W shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to

18

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fees and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $277,366 in management fees for Class W shares for the six months ended June 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,123 and $18,476 for Class I and Class W, respectively, for the six months ended June 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	2028	2029	TOTAL
Class I	$—	$1	$536	$2,123	$2,660
Class W	18,809	84,863	40,302	18,476	162,450

For the six months ended June 30, 2026, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $101,092,814 and $56,151,548, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $0 and $19,872,044, respectively.

19

Credit Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I and Class W shares of Credit Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	66,709	$610,998	77,798	$709,230
Reinvested	2,240	20,368	801	7,309
Repurchased	(598)	(5,446)	(21,607)	(197,867)
Total	68,351	$625,920	56,992	$518,672

CLASS I	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,229,440	$38,735,933	4,903,565	$44,440,497
Reinvested	166,446	1,513,297	147,833	1,345,290
Repurchased	(369,877)	(3,373,733)	(222,148)	(2,025,775)
Total	4,026,009	$36,875,497	4,829,250	$43,760,012

CLASS W	FOR THE SIX MONTHS ENDED 6/30/26		FOR THE YEAR ENDED 12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,191,674	$19,930,358	2,070,714	$18,728,022
Reinvested	562,345	5,115,392	1,399,539	12,696,520
Repurchased	(3,880,266)	(35,397,297)	(9,207,985)	(83,729,307)
Total	(1,126,247)	$(10,351,547)	(5,737,732)	$(52,304,765)

Approximately 73% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

20

Credit Series

Notes to Financial Statements (continued)

(unaudited)

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2025 were as follows:

Ordinary income	$14,121,903

At June 30, 2026, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$305,901,859
Unrealized appreciation	1,853,484
Unrealized depreciation	(6,098,121)
Net unrealized depreciation	$(4,244,637)

As of December 31, 2025, the Series had net short-term capital loss carryforwards of $3,231,562 and net long-term capital loss carryforwards of $13,795,039, which may be carried forward indefinitely.

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

21

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

22

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

23

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

24

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863

On the Securities and Exchange

Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/26-SAR

25

www.manning-napier.com

Manning & Napier Fund, Inc.

Callodine Equity Income Series

Callodine Equity Income Series

Investment Portfolio - June 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.8%

Communication Services - 4.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	10,000	$423,400
Interactive Media & Services - 4.7%
Match Group, Inc.	252,287	9,599,521
Shutterstock, Inc.	97,196	1,355,884
		10,955,405
Total Communication Services		11,378,805
Consumer Discretionary - 11.1%
Diversified Consumer Services - 2.9%
Perdoceo Education Corp.	207,935	6,653,920
Hotels, Restaurants & Leisure - 2.5%
Jack in the Box, Inc.*	376,343	5,949,983
Household Durables - 0.7%
Meritage Homes Corp.	20,000	1,677,000
Textiles, Apparel & Luxury Goods - 5.0%
Wolverine World Wide, Inc.	700,000	11,571,000
Total Consumer Discretionary		25,851,903
Consumer Staples - 15.5%
Consumer Staples Distribution & Retail - 2.1%
Target Corp.	35,433	4,627,904
Walgreens Boots Alliance, Inc. - CVR[1]	384,320	230,592
		4,858,496
Household Products - 11.3%
Spectrum Brands Holdings, Inc.	308,987	26,495,635
Tobacco - 2.1%
British American Tobacco plc - ADR (United Kingdom)	78,084	4,822,468
Total Consumer Staples		36,176,599
Energy - 13.5%
Oil, Gas & Consumable Fuels - 13.5%
Energy Transfer LP	1,100,000	21,032,000
Genesis Energy LP	484,963	6,871,926
Ovintiv, Inc.	67,708	3,564,826
Total Energy		31,468,752
Financials - 18.1%
Capital Markets - 7.8%
The Blackstone Group, Inc. - Class A	73,606	8,661,218
Blue Owl Capital, Inc.	929,814	8,135,873
Lazard, Inc.	30,000	1,258,200
		18,055,291
Consumer Finance - 2.6%
Capital One Financial Corp.	30,010	6,020,606
Financial Services - 6.6%
Apollo Global Management, Inc.	59,739	7,067,721
Global Payments, Inc.	115,000	8,344,400
		15,412,121
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Dynex Capital, Inc.	200,000	$2,622,000
Total Financials		42,110,018
Health Care - 13.2%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	90,469	1,928,799
Pharmaceuticals - 12.4%
GSK plc - ADR (United Kingdom)	168,908	8,854,157
Viatris, Inc.	1,264,002	20,072,352
		28,926,509
Total Health Care		30,855,308
Industrials - 4.1%
Building Products - 1.9%
Owens Corning	28,288	4,496,660
Professional Services - 2.2%
SS&C Technologies Holdings, Inc.	83,615	5,188,311
Total Industrials		9,684,971
Materials - 0.9%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	201,584	2,130,743
Real Estate - 17.5%
Residential REITs - 4.6%
Invitation Homes, Inc.	100,000	3,021,000
UDR, Inc.	189,195	7,552,665
		10,573,665
Retail REITs - 4.5%
Realty Income Corp.	170,000	10,533,200
Specialized REITs - 8.4%
Extra Space Storage, Inc.	47,500	6,901,750
Four Corners Property Trust, Inc.	399,486	9,807,381
Millrose Properties, Inc.	96,820	2,909,441
		19,618,572
Total Real Estate		40,725,437
TOTAL COMMON STOCKS (Identified Cost $219,776,732)		230,382,536

SHORT-TERM INVESTMENT - 1.1%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.60%[2]
(Identified Cost $2,513,096)	2,513,096	2,513,096

TOTAL INVESTMENTS - 99.9% (Identified Cost $222,289,828)		232,895,632
OTHER ASSETS, LESS LIABILITIES - 0.1%		298,939
NET ASSETS - 100%		$233,194,571

The accompanying notes are an integral part of the financial statements.

1

Callodine Equity Income Series

Investment Portfolio - June 30, 2026

(unaudited)

ADR - American Depositary Receipt

CVR - Contingent Value Rights

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security has been valued using significant unobservable inputs.

2Rate shown is the current yield as of June 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Callodine Equity Income Series

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $222,289,828) (Note 2)	$232,895,632
Dividends receivable	362,949
Receivable for fund shares sold	128,338
Receivable for securities sold	30,198
Foreign tax reclaims receivable	381
Prepaid expenses	18,645

TOTAL ASSETS	233,436,143

LIABILITIES:

Accrued management fees[1]	126,802
Accrued sub-transfer agent fees[1]	57,531
Accrued fund accounting and administration fees[1]	8,464
Accrued Chief Compliance Officer service fees[1]	2,257
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	340
Professional fees payable	25,546
Accrued printing and postage fees payable	14,044
Payable for fund shares repurchased	4,643
Distributions payable	560
Other payables and accrued expenses	1,385

TOTAL LIABILITIES	241,572

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$233,194,571

NET ASSETS CONSIST OF:

Capital stock	$166,293
Additional paid-in-capital	214,239,735
Total distributable earnings (loss)	18,788,543

TOTAL NET ASSETS	$233,194,571

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($1,726,294/123,674 shares)	$13.96

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($178,700,644/12,745,548 shares)	$14.02

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($52,767,633/3,760,029 shares)	$14.03

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Callodine Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends	$3,340,064

EXPENSES:

Management fees (Note 3)	769,248
Sub-transfer agent fees (Note 3)	128,473
Fund accounting and administration fees (Note 3)	34,306
Directors’ fees (Note 3)	17,295
Chief Compliance Officer service fees (Note 3)	4,365
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,354
Professional fees	27,122
Registration and filing fees	23,544
Interest expense	9,484
Custodian fees	4,996
Recoupment of past waived and/or reimbursed fees (Note 3)	515
Miscellaneous	28,604

Total Expenses	1,050,306
Less reduction of expenses (Note 3)	(26,181)

Net Expenses	1,024,125

NET INVESTMENT INCOME	2,315,939

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	5,860,946
Net change in unrealized appreciation (depreciation) on-
Investments in securities	12,064,631
Foreign currency and translation of other assets and liabilities	(13)
12,064,618
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	17,925,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,241,503

The accompanying notes are an integral part of the financial statements.

4

Callodine Equity Income Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/26	YEAR ENDED
	(UNAUDITED)	12/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,315,939	$4,716,527
Net realized gain (loss) on investments	5,860,946	13,727,756
Net change in unrealized appreciation (depreciation) on investments	12,064,618	(7,182,288)

Net increase (decrease) from operations	20,241,503	11,261,995

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(9,695)	(233,746)
Class I	(1,216,058)	(18,420,378)
Class Z	(405,895)	(985,862)

Total distributions to shareholders	(1,631,648)	(19,639,986)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	28,561,706	60,345,293

Net increase (decrease) in net assets	47,171,561	51,967,302

NET ASSETS:

Beginning of period	186,023,010	134,055,708

End of period	$233,194,571	$186,023,010

The accompanying notes are an integral part of the financial statements.

5

Callodine Equity Income Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)		12/31/25	12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.76		$13.30	$12.24	$10.88
Income from investment operations:
Net investment income[2]	0.12		0.31	0.59	0.12
Net realized and unrealized gain (loss) on investments	1.16		0.43	2.35	1.34
Total from investment operations	1.28		0.74	2.94	1.46
Less distributions to shareholders:
From net investment income	(0.08)		(0.33)	(0.51)	(0.10)
From net realized gain on investments	—		(0.95)	(1.37)	—
Total distributions to shareholders	(0.08)		(1.28)	(1.88)	(0.10)
Net asset value - End of period	$13.96		$12.76	$13.30	$12.24
Net assets - End of period (000’s omitted)	$1,726		$2,408	$2,086	$132
Total return[3]	10.08%		5.65%	23.75%	13.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	[4,5]	1.20% [6]	1.20%	1.20%	[4]
Net investment income	1.73%	[4]	2.37%	4.21%	5.12%	[4]
Series portfolio turnover	27%		70%	94%	27%	[7]

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.32%	1.35%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.15%.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.14%.

7Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

6

Callodine Equity Income Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)		12/31/25	12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.82		$13.34	$12.28	$10.91
Income from investment operations:
Net investment income[2]	0.14		0.34	0.55	0.11
Net realized and unrealized gain (loss) on investments	1.16		0.45	2.43	1.36
Total from investment operations	1.30		0.79	2.98	1.47
Less distributions to shareholders:
From net investment income	(0.10)		(0.36)	(0.55)	(0.10)
From net realized gain on investments	—		(0.95)	(1.37)	—
Total distributions to shareholders	(0.10)		(1.31)	(1.92)	(0.10)
Net asset value - End of period	$14.02		$12.82	$13.34	$12.28
Net assets - End of period (000’s omitted)	$178,701		$173,125	$129,182	$68,817
Total return[3]	10.15%		5.98%	24.03%	13.51%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.95%	[4]	0.95%	0.95%	0.95%	[4]
Net investment income	2.13%	[4]	2.54%	3.99%	4.78%	[4]
Series portfolio turnover	27%		70%	94%	27%	[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[4]	0.02%	0.39%	1.41%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

7

Callodine Equity Income Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/26 (UNAUDITED)		12/31/25	12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.83		$13.35	$12.28	$10.91
Income from investment operations:
Net investment income[2]	0.14		0.38	0.75	0.14
Net realized and unrealized gain (loss) on investments	1.17		0.42	2.25	1.33
Total from investment operations	1.31		0.80	3.00	1.47
Less distributions to shareholders:
From net investment income	(0.11)		(0.37)	(0.56)	(0.10)
From net realized gain on investments	—		(0.95)	(1.37)	—
Total distributions to shareholders	(0.11)		(1.32)	(1.93)	(0.10)
Net asset value - End of period	$14.03		$12.83	$13.35	$12.28
Net assets - End of period (000’s omitted)	$52,768		$10,490	$2,788	$117
Total return[3]	10.22%		6.11%	24.24%	13.54%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%	[4]	0.80%	0.80%	0.80%	[4]
Net investment income	2.04%	[4]	2.87%	5.28%	5.91%	[4]
Series portfolio turnover	27%		70%	94%	27%	[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[4]	0.03%	0.41%	1.65%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

8

Callodine Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Callodine Equity Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Series’ investment objective is to seek to provide strong risk-adjusted total returns with low market correlation and preservation of capital.

The Series is authorized to issue three classes of shares (Class S, I, and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Callodine Capital Management, LP (“Callodine” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Callodine Equity Income Series Class I common stock, Callodine Equity Income Series Class S common stock, and Callodine Equity Income Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

9

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,378,805	$11,378,805	$—	$—
Consumer Discretionary	25,851,903	25,851,903	—	—
Consumer Staples	36,176,599	35,946,007	—	230,592
Energy	31,468,752	31,468,752	—	—
Financials	42,110,018	42,110,018	—	—
Health Care	30,855,308	30,855,308	—	—
Industrials	9,684,971	9,684,971	—	—
Materials	2,130,743	2,130,743	—	—
Real Estate	40,725,437	40,725,437	—	—
Short-Term Investment	2,513,096	2,513,096	—	—
Total assets	$232,895,632	$232,665,040	$—	$230,592

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder

10

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2023 and the years ended December 31, 2024 through December 31, 2025.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and generally administer the affairs of the Fund. The Advisor also selects and oversees the Sub-Advisor, who is responsible for management of the Series’ portfolio and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2026, the sub-transfer agency expenses incurred by Class S and Class I were $610 and $127,863, respectively.

Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $18,653 and $7,528 for Class I and Class Z, respectively, for the six months ended June 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations.

12

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

For the six months ended June 30, 2026, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

RECOUPED
CLASS	AMOUNT
Class S	$515

As of June 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	2028	2029	TOTAL
Class S	$—	$1,652	$—	$—	$1,652
Class I	164,676	395,433	34,370	18,653	613,132
Class Z	113	4,595	2,417	7,528	14,653

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $82,413,711 and $57,454,071, respectively. There were no purchases or sales of U.S. Government securities.

13

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class Z shares of Callodine Equity Income Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	53,657	$726,431	127,430	$1,638,114
Reinvested	722	9,681	18,023	231,645
Repurchased	(119,433)	(1,642,625)	(113,556)	(1,485,337)
Total	(65,054)	$(906,513)	31,897	$384,422

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,071,369	$41,685,597	8,424,576	$111,977,447
Reinvested	90,276	1,216,058	1,428,555	18,420,378
Repurchased	(3,925,608)	(52,149,478)	(6,025,884)	(78,570,984)
Total	(763,963)	$(9,247,823)	3,827,247	$51,826,841

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/26		12/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,307,343	$43,719,790	721,625	$9,585,637
Reinvested	29,869	402,482	73,834	953,151
Repurchased	(395,023)	(5,406,230)	(186,437)	(2,404,758)
Total	2,942,189	$38,716,042	609,022	$8,134,030

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended June 30, 2026, the Series borrowed for 4 days and the daily amount of borrowings outstanding under the line of credit was $3,100,000 with an interest rate of 5.03%. As of June 30, 2026, there was no borrowing outstanding.

8.	Financial Instruments

The Series may trade in instruments including options and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2026.

14

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2025, were as follows:

Ordinary income	$12,569,759
Long-term capital gains	$7,070,227

At June 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$226,554,700
Unrealized appreciation	26,542,945
Unrealized depreciation	(20,202,013)
Net unrealized appreciation	$6,340,932

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

15

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2026, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 5, 2026 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated with data from independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions and

16

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

related performance of the Series over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 5th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past several years, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken over the last several years or expected to be taken by the Advisor in an effort to improve performance, or the possible changes in market conditions that are expected to better support the Advisor’s investment strategies. The Directors acknowledged the Advisor’s agreement to continue its efforts to repair and improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series for the three-year period as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2025, 11 of 15 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

17

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2025, as compared to peers. The Board considered that 10 of 15 Series were below median (with the other 5 above median) compared to peers on an asset-weighed basis, with 6 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

18

Callodine Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Quarter-End
2. Shareholder Report - Annual
3. Shareholder Report - Semi-Annual
4. Financial Statement and Other Information - Annual
5. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

MNCEI-06/26-SAR

19

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable for Semi-Annual Reports.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: September 2, 2026

/s/ Jill Peeper

Jill Peeper

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: September 2, 2026